JPMorgan Income Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 33.4%
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	8,000	8,058
Pool # WN2326, 4.45%, 12/1/2032	2,160	2,108
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	24,036	24,944
Pool # SD4320, 6.00%, 11/1/2053	66,417	67,484
Pool # SD4341, 6.50%, 11/1/2053	16,210	16,796
Pool # SD5883, 6.50%, 6/1/2054	21,008	21,720
Pool # SD5979, 6.00%, 7/1/2054	39,922	40,490
Pool # SD6268, 6.50%, 8/1/2054	18,346	18,985
Pool # SD6896, 6.00%, 9/1/2054	69,045	70,133
Pool # SD6461, 6.50%, 10/1/2054	13,664	14,162
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	20,876	21,635
Pool # FS6942, 6.50%, 12/1/2053	10,387	10,721
Pool # CB8004, 6.00%, 2/1/2054	12,762	12,983
Pool # CB8495, 6.00%, 5/1/2054	41,142	41,868
Pool # FS8911, 6.50%, 8/1/2054	25,669	26,629
Pool # CB9153, 6.00%, 9/1/2054	50,045	50,995
FNMA, Other
Pool # BS7094, 4.78%, 11/1/2029	23,000	23,249
Pool # BS3390, 1.69%, 10/1/2031	11,086	9,478
Pool # BS3377, 1.72%, 10/1/2031	2,190	1,848
Pool # BS4294, 1.97%, 1/1/2034	2,400	1,952
Pool # BZ1211, 4.99%, 6/1/2034	4,700	4,764
Pool # BZ3537, 4.97%, 4/1/2035	11,431	11,557
GNMA II, 30 Year
Pool # DB5978, 6.50%, 4/20/2044	540	552
Pool # DA9696, 6.50%, 4/20/2045	374	382
Pool # BF2605, 5.50%, 5/20/2048	260	268
Pool # BJ9839, 4.38%, 4/20/2049	73	69
Pool # DD9127, 6.50%, 7/20/2049	485	502
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8432, 7.00%, 11/20/2052	49	51
Pool # MA8882, 7.00%, 5/20/2053	116	119
Pool # CW1603, 6.50%, 12/20/2053	989	1,019
Pool # DA0555, 6.50%, 2/20/2054	2,466	2,541
Pool # DA1949, 6.50%, 2/20/2054	1,664	1,714
Pool # 787307, 6.50%, 3/20/2054	4,467	4,603
Pool # DB1810, 6.50%, 3/20/2054	1,874	1,931
Pool # DB1811, 6.50%, 3/20/2054	942	971
Pool # DB1838, 6.50%, 3/20/2054	1,385	1,427
Pool # DB1521, 6.00%, 4/20/2054	1,012	1,034
Pool # DB1161, 6.50%, 4/20/2054	1,364	1,406
Pool # DA0802, 6.50%, 5/20/2054	1,875	1,932
Pool # DA5191, 6.50%, 5/20/2054	496	517
Pool # DA9805, 6.50%, 5/20/2054	443	457
Pool # DB7176, 6.50%, 5/20/2054	603	624

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DB7182, 6.00%, 6/20/2054	899	916
Pool # DB9010, 6.00%, 6/20/2054	1,417	1,442
Pool # DC6423, 6.00%, 6/20/2054	2,104	2,147
Pool # DC6424, 6.00%, 6/20/2054	1,622	1,652
Pool # DC6462, 6.00%, 6/20/2054	1,616	1,655
Pool # DC6464, 6.00%, 6/20/2054	8,202	8,347
Pool # DC7762, 6.00%, 6/20/2054	10,182	10,362
Pool # CP4226, 6.50%, 6/20/2054	1,220	1,262
Pool # CZ1406, 6.50%, 6/20/2054	1,117	1,158
Pool # DA1016, 6.50%, 6/20/2054	590	612
Pool # DB7470, 6.50%, 6/20/2054	3,251	3,350
Pool # DB7473, 6.50%, 6/20/2054	3,340	3,446
Pool # DC6270, 6.50%, 6/20/2054	1,297	1,342
Pool # DE0617, 6.50%, 6/20/2054	6,552	6,751
Pool # DB7520, 6.00%, 7/20/2054	3,040	3,093
Pool # DC0348, 6.00%, 7/20/2054	24,500	24,931
Pool # DC6650, 6.00%, 7/20/2054	9,946	10,121
Pool # DC8318, 6.00%, 7/20/2054	404	411
Pool # DC8319, 6.00%, 7/20/2054	565	576
Pool # DA1123, 6.50%, 7/20/2054	1,560	1,607
Pool # DB7614, 6.50%, 7/20/2054	544	560
Pool # DB7642, 6.50%, 7/20/2054	1,468	1,512
Pool # DC4806, 6.50%, 7/20/2054	2,835	2,924
Pool # DC4815, 6.50%, 7/20/2054	1,776	1,830
Pool # DC4824, 6.50%, 7/20/2054	3,359	3,461
Pool # DC4836, 6.50%, 7/20/2054	1,458	1,504
Pool # DC4838, 6.50%, 7/20/2054	1,720	1,773
Pool # DC7719, 6.50%, 7/20/2054	509	524
Pool # DD0243, 6.50%, 7/20/2054	578	598
Pool # DD0244, 6.50%, 7/20/2054	831	860
Pool # DD0258, 6.50%, 7/20/2054	436	451
Pool # DD1474, 6.50%, 7/20/2054	7,307	7,529
Pool # DD6149, 6.50%, 7/20/2054	488	502
Pool # DE1862, 6.00%, 8/20/2054	5,972	6,078
Pool # 787524, 6.50%, 8/20/2054	28,953	30,088
Pool # 787526, 6.50%, 8/20/2054	36,563	37,734
Pool # 787527, 6.50%, 8/20/2054	30,204	31,270
Pool # 787528, 6.50%, 8/20/2054	38,333	39,537
Pool # CZ7222, 6.50%, 8/20/2054	2,969	3,065
Pool # DA1146, 6.50%, 8/20/2054	505	520
Pool # DA2943, 6.50%, 8/20/2054	2,091	2,157
Pool # DC5089, 6.50%, 8/20/2054	1,638	1,690
Pool # DC6802, 6.50%, 8/20/2054	4,393	4,517
Pool # DC8297, 6.50%, 8/20/2054	2,150	2,219
Pool # DD0605, 6.50%, 8/20/2054	424	438
Pool # DD1553, 6.50%, 8/20/2054	546	564
Pool # DD7840, 6.50%, 8/20/2054	3,012	3,107
Pool # DD8028, 6.50%, 8/20/2054	475	491

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DD8029, 6.50%, 8/20/2054	466	484
Pool # DD8031, 6.50%, 8/20/2054	366	377
Pool # DD8032, 6.50%, 8/20/2054	661	682
Pool # DD8033, 6.50%, 8/20/2054	602	622
Pool # DD9128, 6.50%, 8/20/2054	1,180	1,221
Pool # DE0930, 6.50%, 8/20/2054	412	429
Pool # DE0931, 6.50%, 8/20/2054	493	510
Pool # DE0933, 6.50%, 8/20/2054	437	452
Pool # DE0936, 6.50%, 8/20/2054	866	894
Pool # DE1872, 6.50%, 8/20/2054	5,436	5,601
Pool # 787553, 6.00%, 9/20/2054	53,782	54,756
Pool # DD9114, 6.00%, 9/20/2054	1,181	1,202
Pool # DE0971, 6.00%, 9/20/2054	912	928
Pool # DE4370, 6.00%, 9/20/2054	3,064	3,118
Pool # DE4373, 6.00%, 9/20/2054	2,073	2,109
Pool # 787554, 6.50%, 9/20/2054	47,418	48,907
Pool # DE6368, 6.50%, 9/20/2054	4,927	5,067
Pool # 787593, 5.50%, 10/20/2054	6,481	6,486
Pool # 787595, 6.00%, 10/20/2054	9,542	9,728
Pool # 787596, 6.00%, 10/20/2054	22,776	23,275
Pool # DF5278, 6.00%, 10/20/2054	825	839
Pool # DG0986, 6.00%, 11/20/2054	722	735
Pool # DG1019, 6.00%, 11/20/2054	1,117	1,138
Pool # DG1038, 6.00%, 11/20/2054	697	712
Pool # DE0928, 6.00%, 12/20/2054	547	560
Pool # DF4458, 6.00%, 12/20/2054	753	767
Pool # DF4461, 6.00%, 12/20/2054	741	757
Pool # DF4477, 6.00%, 12/20/2054	2,088	2,126
Pool # DF8291, 6.00%, 12/20/2054	10,435	10,619
Pool # DG1004, 6.00%, 12/20/2054	903	921
Pool # DG1015, 6.00%, 12/20/2054	936	953
Pool # DG1018, 6.00%, 12/20/2054	788	805
Pool # DG1027, 6.00%, 12/20/2054	2,464	2,509
Pool # DG8794, 6.00%, 12/20/2054	1,167	1,189
Pool # DG8812, 6.00%, 12/20/2054	807	822
Pool # DG8826, 6.00%, 12/20/2054	777	792
Pool # DG8827, 6.00%, 1/20/2055	2,431	2,476
Pool # DG8828, 6.00%, 1/20/2055	658	672
Pool # DG8829, 6.00%, 1/20/2055	1,086	1,111
Pool # DG8840, 6.00%, 1/20/2055	767	781
Pool # DG8841, 6.00%, 1/20/2055	2,291	2,333
Pool # DG8842, 6.00%, 1/20/2055	508	519
Pool # DG8843, 6.00%, 1/20/2055	737	754
Pool # DG8871, 6.00%, 1/20/2055	468	480
Pool # MB0149, 6.50%, 1/20/2055	11,818	12,093
Pool # MB0206, 6.00%, 2/20/2055	329,509	332,974
Pool # 787885, 6.00%, 3/20/2055	88,127	89,679
Pool # DH6333, 6.50%, 3/20/2055	3,281	3,397

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # DH6334, 6.50%, 3/20/2055	2,869	2,970
Pool # DH6348, 6.50%, 3/20/2055	2,101	2,176
Pool # DH6350, 6.50%, 3/20/2055	2,388	2,472
Pool # 787943, 6.50%, 5/20/2055	47,003	48,815
Pool # MB0368, 6.50%, 5/20/2055	239,797	245,623
GNMA II, Other
Pool # CX7724, 7.00%, 9/20/2063	373	382
Pool # CX7728, 7.00%, 10/20/2063	320	328
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2055 (a)	1,312,338	1,302,854
TBA, 6.00%, 6/15/2055 (a)	478,300	482,860
TBA, 6.50%, 6/15/2055 (a)	275,000	280,787
TBA, 5.50%, 7/15/2055 (a)	244,390	242,395
TBA, 6.00%, 7/15/2055 (a)	473,100	476,908
Nautical Solutions , 9.20%, 8/1/2031 ‡	22,998	22,998
Oneslt , 8.00%, 12/15/2030 ‡	10,478	10,478
P4 SFR , 9.25%, 10/11/2026 ‡	7,700	7,585
Total Mortgage-Backed Securities (Cost $4,564,534)		4,567,354
Commercial Mortgage-Backed Securities — 24.0%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (b) (c)	600	480
Acrc 3.75%, 11/15/2026 ‡ (b)	25,667	24,640
Areit Frn 9.17%, 10/17/2025 ‡ (b) (c)	29,000	28,623
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (b)	8,795	6,903
Series 2019-BN16, Class F, 3.68%, 2/15/2052 (b) (c)	3,000	1,330
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (b)	2,800	2,330
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (b)	2,500	1,924
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (b)	8,600	5,512
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (b)	2,841	1,483
Series 2019-BN23, Class XA, IO, 0.68%, 12/15/2052 (c)	38,243	984
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (b)	5,000	3,697
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (b)	3,500	2,400
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (b) (c)	5,231	3,897
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (b) (c)	4,145	2,870
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (b)	2,149	1,430
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (b) (c)	1,000	868
Series 2017-BNK5, Class C, 4.21%, 6/15/2060 (c)	2,050	1,959
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (b)	3,195	2,595
Series 2018-BN14, Class XB, IO, 0.09%, 9/15/2060 (c)	132,263	383
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (b)	3,000	2,204
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (b)	1,000	520
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (b)	1,500	1,283
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (b)	1,250	943
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (b)	2,000	1,425
Series 2019-BN19, Class C, 4.03%, 8/15/2061 (c)	2,500	1,825
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (b)	2,000	1,500
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (b)	2,150	1,126

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (c)	48,755	1,449
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (b)	6,721	4,146
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (b)	8,600	4,444
Series 2019-BN24, Class XA, IO, 0.63%, 11/15/2062 (c)	98,135	2,493
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (b)	4,250	3,322
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (b)	7,380	5,748
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (b)	4,250	2,913
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (b)	3,250	2,452
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (b)	5,520	3,481
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	7,278	6,358
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (b)	3,700	2,667
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (b)	3,850	2,483
Series 2021-BN35, Class XB, IO, 0.60%, 6/15/2064 (c)	40,000	1,307
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (b) (c)	5,300	3,437
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (c)	26,446	27,377
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	19,625	20,315
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	6,665	6,994
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (b)	8,451	5,114
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 6.96%, 3/15/2037 (b) (c)	6,000	4,742
Series 2017-C1, Class D, 3.54%, 2/15/2050 (b) (c)	1,000	657
Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (c)	30,040	1,597
Series 2021-C11, Class XA, IO, 1.35%, 9/15/2054 (c)	158,171	9,055
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	7,100	7,844
Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (c)	15,110	15,948
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (b)	2,000	1,032
Series 2018-B1, Class C, 4.20%, 1/15/2051 (c)	1,000	834
Series 2018-B2, Class XA, IO, 0.45%, 2/15/2051 (c)	33,155	304
Series 2018-B8, Class D, 3.00%, 1/15/2052 (b)	3,050	2,125
Series 2019-B9, Class D, 3.00%, 3/15/2052 (b)	2,000	1,258
Series 2019-B9, Class F, 3.74%, 3/15/2052 (b) (c)	6,000	2,303
Series 2019-B11, Class D, 3.00%, 5/15/2052 (b)	1,900	931
Series 2020-B16, Class E, 2.50%, 2/15/2053 (b)	7,250	4,712
Series 2020-B21, Class E, 2.00%, 12/17/2053 (b)	2,500	1,363
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (c)	27,131	28,473
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (c)	278	290
Series 2024-V5, Class A3, 5.81%, 1/10/2057	4,133	4,268
Series 2024-V9, Class A3, 5.60%, 8/15/2057	15,500	15,930
Series 2019-B14, Class E, 2.50%, 12/15/2062 (b)	3,000	917
Series 2019-B15, Class E, 2.75%, 12/15/2072 (b)	9,150	4,834
BHMS Series 2018-ATLS, Class A, 5.88%, 7/15/2035 (b) (c)	27,095	27,097
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (c)	28,900	30,522
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (b)	10,499	8,776
Series 2019-FRR1, Class 4A, PO, 5/25/2052 ‡ (b)	5,000	3,847
Series 2019-FRR1, Class 1A5, 8.64%, 5/25/2052 (b) (c)	525	522

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.47%, 2/17/2055 (c)	78,718	1,855
Series 2023-C5, Class A5, 5.77%, 6/15/2056	17,900	18,484
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	39,786	41,673
Series 2023-5C2, Class A3, 7.05%, 11/15/2056 (c)	27,530	29,384
Series 2023-C7, Class A5, 6.16%, 12/15/2056	10,900	11,571
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	18,530	19,072
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	24,700	26,125
Series 2024-C9, Class XA, IO, 0.86%, 7/15/2057 (c)	80,083	5,202
Series 2024-C9, Class A5, 5.76%, 7/15/2057	10,710	11,093
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	10,200	10,368
Series 2024-C10, Class XA, IO, 0.61%, 11/15/2057 (c)	386,690	19,493
Series 2024-5C7, Class XA, IO, 0.93%, 11/15/2057 (b) (c)	91,980	3,393
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (c)	7,000	7,189
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (c)	1,550	1,595
BX
Series 2021-MFM1, Class E, 6.69%, 1/15/2034 (b) (c)	2,275	2,268
Series 2021-MFM1, Class F, 7.44%, 1/15/2034 (b) (c)	1,400	1,394
BX Commercial Mortgage Trust
Series 2024-MF, Class A, 5.77%, 2/15/2039 (b) (c)	7,943	7,952
Series 2024-MF, Class B, 6.02%, 2/15/2039 (b) (c)	3,223	3,227
Series 2024-AIR2, Class A, 5.82%, 10/15/2041 (b) (c)	3,357	3,360
BX Mortgage Trust
Series 2025-BIO3, Class C, 6.96%, 2/10/2042 (b) (c)	15,700	15,732
Series 2025-BIO3, Class D, 6.96%, 2/10/2042 (b) (c)	7,900	7,616
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (b)	2,300	1,737
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (b)	8,200	7,735
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (b)	20,000	18,972
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (b)	6,700	6,288
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (b)	2,500	2,324
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (b)	6,970	5,217
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (b)	8,000	6,235
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (b)	14,000	9,960
Series 2021-FRR1, Class BK58, 2.40%, 9/29/2029 (b) (c)	11,000	10,323
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (c)	3,000	1,971
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (b)	700	146
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (b)	3,550	2,923
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (b)	266	237
Series 2017-CD6, Class C, 4.27%, 11/13/2050 (c)	914	855
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (b) (c)	1,629	1,297
Series 2018-CD7, Class C, 4.84%, 8/15/2051 (c)	2,700	2,471
Series 2019-CD8, Class XB, IO, 0.70%, 8/15/2057 (b) (c)	78,512	2,019
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (b)	1,910	1,019
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class C, 4.17%, 11/10/2049 (c)	800	710
Series 2016-C6, Class D, 4.17%, 11/10/2049 (b) (c)	1,900	1,490

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (b)	4,359	3,615
Series 2017-B1, Class E, 3.30%, 8/15/2050 (b) (c)	809	501
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 5.12%, 9/10/2045 (b) (c)	1,875	1,125
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (b)	3,750	2,034
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (b)	8,955	6,280
Series 2015-GC31, Class D, 3.94%, 6/10/2048 (c)	3,800	424
Series 2015-P1, Class D, 3.23%, 9/15/2048 (b)	2,285	2,097
Series 2016-GC36, Class C, 4.75%, 2/10/2049 (c)	1,000	811
Series 2016-P3, Class B, 4.27%, 4/15/2049 (c)	1,200	1,118
Series 2016-P4, Class C, 3.94%, 7/10/2049 (c)	3,624	3,321
Series 2016-C2, Class D, 3.25%, 8/10/2049 (b) (c)	1,500	1,373
Series 2016-C3, Class D, 3.00%, 11/15/2049 (b)	1,500	1,149
Series 2016-P6, Class D, 3.25%, 12/10/2049 (b)	2,000	1,457
Series 2017-C4, Class D, 3.00%, 10/12/2050 (b)	5,453	4,562
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (b)	9,287	5,207
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (b)	4,500	2,236
Series 2015-GC33, Class D, 3.17%, 9/10/2058	9,000	5,132
Series 2015-GC33, Class E, 4.57%, 9/10/2058 (b) (c)	4,330	2,073
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.66%, 12/10/2041 (b) (c)	14,250	14,247
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (b) (c)	5,484	5,541
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (b) (c)	5,976	6,027
Series 2018-COR3, Class B, 4.52%, 5/10/2051 (c)	2,000	1,651
Commercial Mortgage Trust
Series 2013-CR13, Class E, 4.94%, 11/10/2046 (b) (c)	1,500	165
Series 2014-CR14, Class C, 3.71%, 2/10/2047 (c)	1,000	947
Series 2014-UBS2, Class D, 4.75%, 3/10/2047 (b) (c)	1,865	1,309
Series 2014-LC15, Class D, 4.77%, 4/10/2047 (b) (c)	1,554	1,512
Series 2014-CR19, Class E, 4.01%, 8/10/2047 (b) (c)	6,000	5,372
Series 2014-CR19, Class D, 4.51%, 8/10/2047 (b) (c)	942	903
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (b)	4,760	3,275
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (b)	12,678	12,091
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (b)	3,700	2,786
Series 2014-CR21, Class D, 4.16%, 12/10/2047 (b) (c)	62	61
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (b)	3,000	2,709
Series 2015-CR22, Class D, 3.89%, 3/10/2048 (b) (c)	4,174	3,151
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (b)	3,000	1,970
Series 2015-LC21, Class D, 4.31%, 7/10/2048 (c)	4,200	3,759
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (c)	1,458	1,205
Series 2015-CR25, Class D, 3.75%, 8/10/2048 (c)	1,000	935
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (b) (c)	2,072	1,753
Series 2015-LC23, Class D, 3.54%, 10/10/2048 (b) (c)	2,000	1,718
Series 2015-LC23, Class E, 3.54%, 10/10/2048 (b) (c)	3,500	2,852
Series 2016-CR28, Class E, 4.09%, 2/10/2049 (b) (c)	3,588	2,871
Series 2016-DC2, Class C, 4.68%, 2/10/2049 (c)	2,500	2,445
Series 2016-COR1, Class XB, IO, 0.42%, 10/10/2049 (b) (c)	27,554	105

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-COR1, Class C, 4.32%, 10/10/2049 (c)	1,000	849
Series 2013-CR11, Class D, 4.46%, 8/10/2050 (b) (c)	2,694	2,576
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (b) (c)	3,250	1,210
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (b)	8,493	5,463
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.57%, 11/15/2048 (c)	3,298	3,105
Series 2016-C5, Class D, 3.62%, 11/15/2048 (b) (c)	2,750	2,520
Series 2017-CX10, Class AS, 3.67%, 11/15/2050 (c)	7,000	6,619
Series 2018-CX11, Class C, 4.78%, 4/15/2051 (c)	6,734	6,281
Series 2019-C16, Class XA, IO, 1.53%, 6/15/2052 (c)	71,476	3,557
Series 2019-C17, Class D, 2.50%, 9/15/2052 (b)	5,500	2,729
Series 2019-C18, Class XB, IO, 0.16%, 12/15/2052 (c)	61,932	427
Series 2019-C18, Class XA, IO, 0.99%, 12/15/2052 (c)	45,364	1,548
Series 2020-C19, Class D, 2.50%, 3/15/2053 (b)	4,450	2,400
Series 2021-C20, Class E, 2.25%, 3/15/2054 (b)	5,659	3,505
Series 2015-C2, Class B, 4.21%, 6/15/2057 (c)	4,068	3,916
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	12,636	9,649
DBGS Mortgage Trust Series 2018-C1, Class D, 2.89%, 10/15/2051 (b) (c)	1,000	683
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 (b) (c)	2,950	2,040
Series 2016-C3, Class E, 4.23%, 8/10/2049 (b) (c)	1,250	646
Series 2017-C6, Class D, 3.23%, 6/10/2050 (b) (c)	1,800	1,400
ELM Trust Series 2024-ELM, Class C10, 6.19%, 6/10/2039 (b) (c)	12,915	12,956
FHLMC
Series 2023-MN7, Class M1, 7.92%, 9/25/2043 (b) (c)	3,591	3,672
Series 2023-MN7, Class M2, 10.02%, 9/25/2043 (b) (c)	10,000	10,389
Series 2023-MN7, Class B1, 13.17%, 9/25/2043 (b) (c)	11,000	12,266
Series 2024-MN8, Class M1, 7.17%, 5/25/2044 (b) (c)	4,909	4,960
Series 2024-MN8, Class M2, 8.57%, 5/25/2044 (b) (c)	12,025	12,577
Series 2024-MN8, Class B1, 11.67%, 5/25/2044 (b) (c)	8,300	9,027
Series 2025-MN10, Class M1, 6.37%, 2/25/2045 (b) (c)	11,445	11,330
Series 2025-MN10, Class M2, 7.17%, 2/25/2045 (b) (c)	6,900	6,857
Series 2025-MN10, Class B1, 9.27%, 2/25/2045 (b) (c)	820	814
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (b) (c)	54,963	5,933
FHLMC, Multi-Class Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (c)	15,009	603
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	2,387
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (c)	31,381	4,305
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (c)	40,000	2,641
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (c)	186,283	39,452
Series 2021-P011, Class X1, IO, 1.76%, 9/25/2045 (c)	9,551	1,027
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 7.67%, 7/25/2041 (b) (c)	14,070	14,070
Series 2021-MN2, Class B1, 9.82%, 7/25/2041 (b) (c)	2,000	2,005
Series 2024-MN9, Class M1, 6.77%, 10/25/2044 (b) (c)	2,097	2,100
Series 2021-MN1, Class M1, 6.32%, 1/25/2051 (b) (c)	396	394
Series 2021-MN1, Class M2, 8.07%, 1/25/2051 (b) (c)	14,640	14,905
Series 2021-MN1, Class B1, 12.07%, 1/25/2051 (b) (c)	2,100	2,287

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-MN3, Class M2, 8.32%, 11/25/2051 (b) (c)	18,800	19,387
Series 2021-MN3, Class B1, 11.17%, 11/25/2051 (b) (c)	3,500	3,707
Series 2022-MN4, Class M2, 10.82%, 5/25/2052 (b) (c)	2,000	2,251
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K053, Class X1, IO, 0.87%, 12/25/2025 (c)	54,156	191
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (c)	35,735	213
Series K734, Class X3, IO, 2.16%, 7/25/2026 (c)	30,250	506
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (c)	42,354	524
Series K064, Class X3, IO, 2.14%, 5/25/2027 (c)	18,830	708
Series KC05, Class X1, IO, 1.20%, 6/25/2027 (c)	143,118	2,144
Series K740, Class X1, IO, 0.73%, 9/25/2027 (c)	114,196	1,607
Series K742, Class X1, IO, 0.77%, 3/25/2028 (c)	28,556	353
Series K742, Class X3, IO, 2.59%, 4/25/2028 (c)	16,000	1,078
Series K743, Class X1, IO, 0.91%, 5/25/2028 (c)	3,933	91
Series K075, Class X3, IO, 2.13%, 5/25/2028 (c)	5,471	282
Series K080, Class X1, IO, 0.12%, 7/25/2028 (c)	138,211	611
Series K084, Class X3, IO, 2.24%, 11/25/2028 (c)	19,450	1,361
Series K091, Class X1, IO, 0.56%, 3/25/2029 (c)	8,885	168
Series K749, Class XAM, IO, 0.22%, 4/25/2029 (c)	100,000	946
Series KW09, Class X1, IO, 0.78%, 5/25/2029 (c)	140,784	3,189
Series K095, Class XAM, IO, 1.24%, 6/25/2029 (c)	9,000	411
Series K528, Class X1, IO, 0.82%, 7/25/2029 (c)	67,000	2,112
Series KG02, Class X1, IO, 1.02%, 8/25/2029 (c)	23,810	773
Series K100, Class X1, IO, 0.65%, 9/25/2029 (c)	229,831	5,483
Series K101, Class X3, IO, 1.89%, 10/25/2029 (c)	81,000	5,886
Series K090, Class X3, IO, 2.31%, 10/25/2029 (c)	147,080	11,771
Series K104, Class X1, IO, 1.11%, 1/25/2030 (c)	6,680	283
Series K105, Class X1, IO, 1.52%, 1/25/2030 (c)	64,577	3,705
Series K107, Class X1, IO, 1.59%, 1/25/2030 (c)	87,827	5,337
Series K109, Class X1, IO, 1.57%, 4/25/2030 (c)	39,148	2,412
Series K110, Class X1, IO, 1.64%, 4/25/2030 (c)	87,552	5,539
Series K117, Class X1, IO, 1.22%, 8/25/2030 (c)	87,394	4,494
Series K119, Class X1, IO, 0.92%, 9/25/2030 (c)	34,446	1,369
Series K122, Class X1, IO, 0.87%, 11/25/2030 (c)	36,953	1,414
Series K124, Class X1, IO, 0.72%, 12/25/2030 (c)	65,360	2,140
Series K123, Class X1, IO, 0.77%, 12/25/2030 (c)	12,566	428
Series K124, Class XAM, IO, 0.94%, 1/25/2031 (c)	17,689	805
Series K128, Class X1, IO, 0.51%, 3/25/2031 (c)	95,212	2,271
Series K129, Class X3, IO, 3.16%, 5/25/2031 (c)	26,500	4,032
Series K130, Class X1, IO, 1.04%, 6/25/2031 (c)	29,853	1,500
Series K131, Class X1, IO, 0.73%, 7/25/2031 (c)	18,878	696
Series K131, Class X3, IO, 2.95%, 9/25/2031 (c)	19,369	2,792
Series KG06, Class X1, IO, 0.53%, 10/25/2031 (c)	56,062	1,522
Series K136, Class X1, IO, 0.39%, 12/25/2031 (c)	98,969	1,812
Series K140, Class X1, IO, 0.29%, 1/25/2032 (c)	170,099	2,968
Series K-150, Class X1, IO, 0.31%, 9/25/2032 (c)	24,946	535
Series K-154, Class X1, IO, 0.35%, 1/25/2033 (c)	10,894	279
Series K-161, Class X3, IO, 5.48%, 11/25/2033 (c)	8,038	2,708

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series KX04, Class XFX, IO, 1.66%, 1/25/2034 (c)	69,890	3,149
Series K-1514, Class X1, IO, 0.58%, 10/25/2034 (c)	49,045	1,932
Series K-1512, Class X3, IO, 3.15%, 10/25/2034 (c)	7,134	1,526
Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (c)	19,748	1,953
Series Q012, Class X, IO, 4.02%, 9/25/2035 (c)	28,401	4,273
Series K-1518, Class X1, IO, 0.86%, 10/25/2035 (c)	14,598	870
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (c)	17,829	1,337
Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (c)	200	43
Series K-1513, Class X3, IO, 2.93%, 12/25/2037 (c)	12,475	2,471
Series K-1515, Class X3, IO, 3.68%, 3/25/2038 (c)	6,000	1,539
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (c)	2,500	614
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (c)	10,834	2,766
Series K067, Class X3, IO, 2.11%, 9/25/2044 (c)	91,000	3,895
Series 2024-MN9, Class M2, 7.57%, 10/25/2044 (b) (c)	7,900	7,959
Series 2024-MN9, Class B1, 10.32%, 10/25/2044 (b) (c)	2,000	2,066
Series K070, Class X3, IO, 2.04%, 12/25/2044 (c)	42,245	1,978
Series K724, Class X3, IO, 3.82%, 12/25/2044 (c)	95	—
Series K730, Class X3, IO, 3.83%, 2/25/2045 (c)	4,020	—
Series K065, Class X3, IO, 2.19%, 7/25/2045 (c)	13,000	534
Series K066, Class X3, IO, 2.16%, 8/25/2045 (c)	25,000	1,089
Series K072, Class X3, IO, 2.14%, 12/25/2045 (c)	20,640	1,042
Series K087, Class X3, IO, 2.28%, 1/25/2046 (c)	87,707	6,177
Series K089, Class X3, IO, 2.30%, 1/25/2046 (c)	132,506	9,900
Series K091, Class X3, IO, 2.28%, 4/25/2046 (c)	81,933	6,618
Series K078, Class X3, IO, 2.21%, 6/25/2046 (c)	2,680	158
Series K079, Class X3, IO, 2.26%, 7/25/2046 (c)	9,000	543
Series K097, Class X3, IO, 2.02%, 9/25/2046 (c)	93,876	6,869
Series K081, Class X3, IO, 2.23%, 9/25/2046 (c)	29,425	1,934
Series K082, Class X3, IO, 2.21%, 10/25/2046 (c)	49,000	3,362
Series K083, Class X3, IO, 2.29%, 11/25/2046 (c)	15,000	1,059
Series K103, Class X3, IO, 1.85%, 12/25/2046 (c)	80,100	5,679
Series K102, Class X3, IO, 1.89%, 12/25/2046 (c)	69,791	5,000
Series K104, Class X3, IO, 1.89%, 2/25/2047 (c)	45,985	3,490
Series K088, Class X3, IO, 2.35%, 2/25/2047 (c)	94,987	7,185
Series K735, Class X3, IO, 2.15%, 5/25/2047 (c)	40,000	788
Series K093, Class X3, IO, 2.21%, 5/25/2047 (c)	136,527	10,371
Series K092, Class X3, IO, 2.25%, 5/25/2047 (c)	103,000	7,984
Series K094, Class X3, IO, 2.12%, 7/25/2047 (c)	35,331	2,731
Series K095, Class X3, IO, 2.10%, 8/25/2047 (c)	91,253	6,919
Series K736, Class X3, IO, 2.00%, 9/25/2047 (c)	89,230	1,887
Series K116, Class X3, IO, 3.02%, 9/25/2047 (c)	23,000	2,936
Series K099, Class X3, IO, 1.95%, 10/25/2047 (c)	49,100	3,456
Series K098, Class X3, IO, 2.00%, 10/25/2047 (c)	145,702	10,505
Series K740, Class X3, IO, 2.48%, 11/25/2047 (c)	21,423	1,103
Series K737, Class X3, IO, 1.78%, 1/25/2048 (c)	74,853	1,879
Series K106, Class X3, IO, 1.91%, 3/25/2048 (c)	100,622	7,373
Series K105, Class X3, IO, 1.92%, 3/25/2048 (c)	118,746	9,478
Series K111, Class X3, IO, 3.18%, 4/25/2048 (c)	52,234	6,969

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K108, Class X3, IO, 3.49%, 4/25/2048 (c)	63,492	8,678
Series K738, Class X3, IO, 3.32%, 5/25/2048 (c)	71,537	3,951
Series K109, Class X3, IO, 3.38%, 5/25/2048 (c)	13,770	1,918
Series K110, Class X3, IO, 3.37%, 6/25/2048 (c)	28,200	3,869
Series K112, Class X3, IO, 3.00%, 7/25/2048 (c)	47,630	6,054
Series K114, Class X3, IO, 2.74%, 8/25/2048 (c)	10,750	1,208
Series K119, Class X3, IO, 2.73%, 9/25/2048 (c)	8,000	982
Series K117, Class X3, IO, 2.87%, 10/25/2048 (c)	36,500	4,502
Series K120, Class X3, IO, 2.74%, 11/25/2048 (c)	38,372	4,575
Series K121, Class X3, IO, 2.77%, 11/25/2048 (c)	52,192	6,481
Series K739, Class X3, IO, 2.80%, 11/25/2048 (c)	39,675	2,120
Series K122, Class X3, IO, 2.63%, 1/25/2049 (c)	36,631	4,242
Series K126, Class X3, IO, 2.63%, 1/25/2049 (c)	39,727	4,889
Series K127, Class X3, IO, 2.65%, 3/25/2049 (c)	8,066	980
Series K743, Class X3, IO, 2.95%, 6/25/2049 (c)	5,000	384
Series K147, Class X3, IO, 3.80%, 6/25/2050 (c)	15,000	3,102
Series K096, Class X3, IO, 2.04%, 8/25/2051 (c)	48,669	3,407
Series K148, Class X3, IO, 4.15%, 8/25/2054 (c)	18,414	4,264
Series Q014, Class X, IO, 2.78%, 10/25/2055 (c)	5,188	756
Series K-152, Class X3, IO, 4.33%, 11/25/2055 (c)	2,625	648
Series K759, Class X3, IO, 5.26%, 2/25/2057 (c)	4,589	1,283
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.44%, 12/25/2032 (c)	21,991	671
FNMA ACES
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (c)	63,848	10
Series 2019-M28, Class XAV3, IO, 1.10%, 2/25/2027 (c)	25,705	92
Series 2017-M8, Class X, IO, 0.09%, 5/25/2027 (c)	37,715	61
Series 2020-M10, Class X7, IO, 1.66%, 11/25/2027 (c)	29,527	844
Series 2020-M26, Class X3, IO, 1.73%, 1/25/2028 (c)	20,600	398
Series 2020-M4, Class 1X2, IO, 0.74%, 2/25/2028 (c)	13,190	208
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028 (c)	72,318	1,542
Series 2020-M33, Class X, IO, 2.00%, 6/25/2028 (c)	28,507	713
Series 2019-M30, Class X4, IO, 1.10%, 8/25/2028 (c)	19,893	36
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (c)	17,840	583
Series 2019-M31, Class X, IO, 1.29%, 9/25/2028 (c)	29,125	931
Series 2019-M30, Class X1, IO, 0.27%, 11/25/2028 (c)	77,984	506
Series 2020-M10, Class X3, IO, 1.31%, 11/25/2028 (c)	45,439	1,390
Series 2020-M10, Class X5, IO, 1.42%, 11/25/2028 (c)	52,535	1,788
Series 2019-M12, Class X, IO, 0.56%, 6/25/2029 (c)	140,518	1,870
Series 2019-M19, Class X2, IO, 0.61%, 9/25/2029 (c)	79,462	1,598
Series 2019-M32, Class X2, IO, 1.12%, 10/25/2029 (c)	27,382	987
Series 2019-M30, Class X2, IO, 0.03%, 12/25/2029 (c)	98,309	204
Series 2019-M28, Class XA2, IO, 0.22%, 2/25/2030 (c)	13,409	97
Series 2020-M3, Class X1, IO, 0.32%, 2/25/2030 (c)	15,791	172
Series 2019-M28, Class XA3, IO, 0.61%, 2/25/2030 (c)	23,948	452
Series 2020-M6, Class XD, IO, 1.09%, 2/25/2030 (c)	5,630	112
Series 2020-M19, Class X1, IO, 0.42%, 5/25/2030 (c)	29,021	447
Series 2020-M7, Class X, IO, 1.03%, 7/25/2030 (c)	28,951	966
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (c)	104,737	6,290

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-M16, Class X, IO, 0.66%, 1/1/2031 (c)	104,304	1,276
Series 2020-M22, Class X, IO, 0.86%, 3/25/2031 (c)	71,059	1,997
Series 2020-M39, Class X2, IO, 1.42%, 8/25/2031 (c)	36,335	1,846
Series 2022-M2, Class X2, IO, 0.20%, 1/25/2032 (c)	65,679	686
Series 2020-M21, Class XA, IO, 1.02%, 3/25/2032 (c)	63,552	3,204
Series 2020-M26, Class X1, IO, 0.50%, 4/25/2032 (c)	20,811	412
Series 2020-M37, Class X, IO, 0.99%, 4/25/2032 (c)	86,483	3,284
Series 2020-M47, Class X1, IO, 0.57%, 10/25/2032 (c)	52,072	649
Series 2020-M31, Class X1, IO, 0.84%, 10/25/2032 (c)	90,762	1,543
Series 2019-M30, Class X5, IO, 0.33%, 5/25/2033 (c)	105,345	1,302
Series 2019-M31, Class X1, IO, 1.03%, 4/25/2034 (c)	38,276	2,216
Series 2018-M15, Class X, IO, 0.64%, 1/25/2036 (c)	6,425	153
Series 2020-M6, Class XL, IO, 1.06%, 11/25/2049 (c)	30,675	1,636
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (b)	18,000	7,929
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.97%, 9/25/2024 (b) (c)	172	172
Series 2017-KF41, Class B, 6.97%, 11/25/2024 (b) (c)	125	110
Series 2018-KF49, Class B, 6.37%, 6/25/2025 (b) (c)	222	222
Series 2018-KC02, Class B, 4.18%, 7/25/2025 (b) (c)	2,520	2,507
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (b) (c)	15,000	14,820
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (b) (c)	11,000	10,751
Series 2018-KF53, Class B, 6.52%, 10/25/2025 (c)	492	489
Series 2018-KSL1, Class C, 3.87%, 11/25/2025 ‡ (b) (c)	15,000	14,849
Series 2018-KBX1, Class C, 3.51%, 1/25/2026 (b) (c)	7,500	7,215
Series 2019-KC03, Class B, 4.33%, 1/25/2026 (b) (c)	7,000	6,882
Series 2019-KF58, Class B, 6.62%, 1/25/2026 (b) (c)	338	335
Series 2019-KF60, Class B, 6.82%, 2/25/2026 (b) (c)	402	397
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (b) (c)	7,609	7,298
Series 2016-KF24, Class B, 9.47%, 10/25/2026 (b) (c)	60	59
Series 2019-KF72, Class B, 6.57%, 11/25/2026 (b) (c)	2,706	2,619
Series 2020-KF74, Class B, 6.62%, 1/25/2027 (b) (c)	742	723
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (b) (c)	9,625	8,884
Series 2017-KF33, Class B, 7.02%, 6/25/2027 (b) (c)	3,885	3,710
Series 2017-KF40, Class B, 7.17%, 11/25/2027 (b) (c)	124	118
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (b) (c)	26,000	24,261
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (b)	12,000	9,612
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (b)	106,753	234
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (b)	16,000	40
Series 2018-KW06, Class B, 4.28%, 6/25/2028 (b) (c)	6,326	6,030
Series 21K-F116, Class CS, 10.75%, 6/25/2028 (b) (c)	22,993	22,865
Series 2018-KF50, Class B, 6.37%, 7/25/2028 (b) (c)	145	139
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (b) (c)	11,071	9,821
Series 2018-KF56, Class B, 6.92%, 11/25/2028 (b) (c)	258	241
Series 2019-KW08, Class B, 4.24%, 1/25/2029 (b) (c)	16,320	15,442
Series 2019-KF57, Class B, 6.72%, 1/25/2029 (b) (c)	765	729
Series 2019-KBF3, Class C, 9.22%, 1/25/2029 (b) (c)	3,322	3,191
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 ‡ (b) (c)	3,600	3,297
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (b)	10,000	8,837

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (b)	170,608	493
Series 2019-KG01, Class B, 4.17%, 4/25/2029 (b) (c)	3,000	2,689
Series 2019-KF61, Class B, 6.67%, 4/25/2029 (b) (c)	1,817	1,730
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (b)	242,601	634
Series 2019-KW09, Class B, 4.00%, 5/25/2029 (b) (c)	15,670	14,424
Series 2019-KF63, Class B, 6.82%, 5/25/2029 (b) (c)	4,071	3,658
Series 2019-KW09, Class C, PO, 6/25/2029 (b)	22,210	15,786
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (b)	20,000	64
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (b) (c)	11,000	9,666
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (b)	37,520	123
Series 2019-KC05, Class B, 4.17%, 7/25/2029 (b) (c)	16,737	14,965
Series 2019-KF65, Class B, 6.87%, 7/25/2029 (b) (c)	3,777	3,449
Series 2019-KF66, Class B, 6.87%, 7/25/2029 (b) (c)	1,084	1,016
Series 2019-KF67, Class B, 6.72%, 8/25/2029 (b) (c)	2,361	2,234
Series 2019-KF67, Class C, 10.47%, 8/25/2029 (b) (c)	7,082	6,121
Series 2019-KF70, Class B, 6.77%, 9/25/2029 (b) (c)	790	744
Series 2019-KC07, Class C, 3.63%, 10/25/2029 (b) (c)	9,977	8,149
Series 2019-KF71, Class B, 6.77%, 10/25/2029 (b) (c)	3,405	3,169
Series 2019-KF73, Class B, 6.92%, 11/25/2029 (b) (c)	5,667	5,218
Series 2020-KF75, Class B, 6.72%, 12/25/2029 (b) (c)	1,855	1,717
Series 2020-KF76, Class B, 7.22%, 1/25/2030 (b) (c)	1,397	1,363
Series 2020-K107, Class D, 3.51%, 2/25/2030 (b) (c)	19,000	15,119
Series 2023-K752, Class D, PO, 8/25/2030 (b)	13,100	8,371
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (b)	44,900	183
Series 2018-KW07, Class C, PO, 10/25/2031 (b)	12,089	9,017
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (b)	127,170	247
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (b)	16,500	45
Series 2018-KW07, Class B, 4.11%, 10/25/2031 (b) (c)	1,000	889
Series 2022-KF132, Class CS, 10.75%, 2/25/2032 (b) (c)	27,434	25,353
Series 2019-KW10, Class C, PO, 10/25/2032 (b)	11,012	7,554
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (b)	123,549	391
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (b)	14,882	50
Series 2023-KF149, Class CS, 10.50%, 12/25/2032 (b) (c)	8,147	8,314
Series 2018-K158, Class B, 4.27%, 10/25/2033 (b) (c)	1,750	1,504
Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (b)	81,410	494
Series 19K-1511, Class C, PO, 4/25/2034 (b)	18,000	8,411
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (b)	530,384	3,229
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (b)	13,000	5,979
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (b)	147,610	758
Series 2016-K53, Class B, 4.04%, 3/25/2049 (b) (c)	69	68
Series 2018-K75, Class D, PO, 4/25/2051 (b)	30,000	23,050
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (b)	462,552	923
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (b)	114,000	255
Series 2018-K83, Class D, PO, 11/25/2051 (b)	16,800	12,425
Series 2019-K92, Class D, PO, 5/25/2052 (b)	16,000	11,558
Series 2020-K105, Class D, PO, 3/25/2053 (b)	33,000	21,011
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (b)	354,487	1,220
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (b)	81,000	309

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K113, Class D, PO, 5/25/2053 (b)	26,843	17,213
Series 2020-K115, Class D, PO, 9/25/2053 (b)	25,000	16,920
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (b)	269,423	1,060
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (b)	60,800	252
Series 2020-K118, Class D, PO, 10/25/2053 (b)	22,812	14,840
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (b)	249,405	993
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (b)	50,947	213
Series 2020-K739, Class D, PO, 11/25/2053 (b)	12,500	10,101
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (b)	121,313	204
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (b)	31,000	59
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (b)	216,840	838
GNMA
Series 2012-89, IO, 0.19%, 12/16/2053 (c)	6,092	—
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (c)	4,903	4,321
Series 2015-104, IO, 0.08%, 5/16/2055 (c)	6,092	8
Series 2023-127, IO, 0.40%, 7/16/2057 (c)	423,466	7,576
Series 2023-108, IO, 0.69%, 8/16/2059 (c)	216,314	8,144
Series 2018-4, IO, 0.57%, 10/16/2059 (c)	4,035	141
Series 2019-67, IO, 0.91%, 2/16/2060 (c)	8,067	451
Series 2018-106, IO, 0.65%, 4/16/2060 (c)	6,564	330
Series 2018-119, IO, 0.68%, 5/16/2060 (c)	7,647	425
Series 2019-9, IO, 0.89%, 8/16/2060 (c)	12,153	669
Series 2021-5, IO, 1.11%, 1/16/2061 (c)	6,125	487
Series 2021-47, IO, 0.99%, 3/16/2061 (c)	17,421	1,186
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (c)	18,342	563
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (c)	4,387	223
Series 2021-108, IO, 0.97%, 6/16/2061 (c)	68,765	4,781
Series 2021-147, IO, 0.99%, 6/16/2061 (c)	29,973	2,194
Series 2024-195, IO, 0.60%, 7/16/2061 (c)	283,078	11,392
Series 2021-218, IO, 0.96%, 10/16/2061 (c)	15,163	1,112
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (c)	76,747	3,788
Series 2020-28, IO, 0.82%, 11/16/2061 (c)	16,981	960
Series 2020-56, IO, 0.97%, 11/16/2061 (c)	44,464	2,929
Series 2020-124, IO, 0.99%, 12/16/2061 (c)	8,532	515
Series 2025-38, IO, 0.64%, 1/16/2062 (c)	157,471	6,205
Series 2019-144, IO, 0.79%, 1/16/2062 (c)	13,903	809
Series 2020-40, IO, 0.88%, 1/16/2062 (c)	39,283	2,335
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (c)	46,256	2,925
Series 2020-94, IO, 0.97%, 3/16/2062 (c)	17,711	1,201
Series 2020-10, IO, 0.58%, 4/16/2062 (c)	20,575	844
Series 2020-23, IO, 0.66%, 4/16/2062 (c)	63,240	2,945
Series 2020-70, IO, 0.76%, 4/16/2062 (c)	47,545	2,618
Series 2020-38, IO, 0.82%, 4/16/2062 (c)	10,228	604
Series 2020-54, IO, 0.92%, 4/16/2062 (c)	159,950	10,112
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (c)	38,747	3,077
Series 2020-120, IO, 0.77%, 5/16/2062 (c)	8,053	476
Series 2020-91, Class IU, IO, 0.96%, 5/16/2062 (c)	18,686	1,053
Series 2020-72, IO, 1.01%, 5/16/2062 (c)	96,923	6,548

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (c)	70,173	4,332
Series 2020-108, IO, 0.85%, 6/16/2062 (c)	32,807	1,894
Series 2020-147, IO, 0.91%, 6/16/2062 (c)	206,573	13,529
Series 2020-194, IO, 1.08%, 6/16/2062 (c)	12,600	907
Series 2020-169, IO, 0.85%, 7/16/2062 (c)	351,443	22,092
Series 2020-64, IO, 1.20%, 7/16/2062 (c)	31,473	2,673
Series 2020-161, IO, 1.05%, 8/16/2062 (c)	32,718	2,432
Series 2020-111, IO, 0.87%, 9/15/2062 (c)	16,560	992
Series 2020-158, IO, 0.78%, 9/16/2062 (c)	52,827	3,052
Series 2021-88, IO, 0.79%, 9/16/2062 (c)	91,113	5,573
Series 2020-114, IO, 0.80%, 9/16/2062 (c)	73,384	4,126
Series 2021-3, IO, 0.87%, 9/16/2062 (c)	74,695	4,766
Series 2020-192, IO, 0.94%, 9/16/2062 (c)	60,221	4,118
Series 2020-6, IO, 0.70%, 10/16/2062 (c)	12,879	738
Series 2021-33, IO, 0.84%, 10/16/2062 (c)	117,296	7,508
Series 2021-71, IO, 0.86%, 10/16/2062 (c)	158,945	10,141
Series 2020-128, IO, 0.92%, 10/16/2062 (c)	55,809	3,722
Series 2021-80, IO, 0.90%, 12/16/2062 (c)	62,081	4,279
Series 2020-150, IO, 0.97%, 12/16/2062 (c)	81,689	5,706
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (c)	8,941	714
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (c)	24,377	2,004
Series 2021-40, IO, 0.82%, 2/16/2063 (c)	47,470	2,918
Series 2021-120, IO, 0.99%, 2/16/2063 (c)	51,360	3,795
Series 2020-145, IO, 0.73%, 3/16/2063 (c)	34,171	1,806
Series 2021-101, IO, 0.68%, 4/16/2063 (c)	82,058	4,227
Series 2021-144, IO, 0.82%, 4/16/2063 (c)	29,488	1,812
Series 2021-106, IO, 0.86%, 4/16/2063 (c)	94,986	6,251
Series 2021-151, IO, 0.91%, 4/16/2063 (c)	99,349	6,878
Series 2021-168, IO, 0.80%, 5/16/2063 (c)	75,219	4,635
Series 2021-126, IO, 0.85%, 5/16/2063 (c)	14,650	977
Series 2021-22, IO, 0.97%, 5/16/2063 (c)	51,774	3,612
Series 2021-10, IO, 0.99%, 5/16/2063 (c)	34,844	2,560
Series 2021-170, IO, 0.99%, 5/16/2063 (c)	14,240	1,048
Series 2024-32, IO, 0.70%, 6/16/2063 (c)	127,099	6,492
Series 2021-133, IO, 0.88%, 7/16/2063 (c)	85,818	5,680
Series 2021-181, IO, 0.98%, 7/16/2063 (c)	135,764	9,429
Series 2021-61, IO, 1.04%, 8/16/2063 (c)	40,326	3,013
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (c)	51,602	4,635
Series 2023-15, Class AB, 4.00%, 8/16/2063 (c)	8,628	8,232
Series 2023-179, IO, 0.61%, 9/16/2063 (c)	366,148	15,664
Series 2021-164, IO, 0.95%, 10/16/2063 (c)	40,588	2,818
Series 2021-112, IO, 0.99%, 10/16/2063 (c)	16,697	1,257
Series 2021-148, IO, 1.07%, 10/16/2063 (c)	65,071	5,414
Series 2021-110, IO, 0.87%, 11/16/2063 (c)	2,749	185
Series 2021-180, IO, 0.91%, 11/16/2063 (c)	19,083	1,328
Series 2021-150, IO, 1.04%, 11/16/2063 (c)	31,754	2,487
Series 2021-185, IO, 1.11%, 11/16/2063 (c)	37,936	3,172
Series 2021-167, IO, 0.87%, 12/16/2063 (c)	63,265	4,509

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2022-4, IO, 0.86%, 3/16/2064 (c)	364,961	23,466
Series 2021-224, IO, 0.78%, 4/16/2064 (c)	79,584	5,100
Series 2022-149, IO, 0.46%, 6/16/2064 (c)	48,138	1,918
Series 2022-134, IO, 0.51%, 6/16/2064 (c)	28,845	1,205
Series 2024-161, IO, 0.74%, 6/16/2064 (c)	119,271	6,724
Series 2022-52, IO, 0.77%, 6/16/2064 (c)	147,003	7,437
Series 2022-141, IO, 0.78%, 6/16/2064 (c)	11,636	757
Series 2022-210, IO, 0.70%, 7/16/2064 (c)	34,045	2,127
Series 2022-199, IO, 0.76%, 7/16/2064 (c)	32,037	1,923
Series 2023-15, IO, 0.92%, 8/16/2064 (c)	31,572	2,213
Series 2022-147, IO, 0.56%, 9/16/2064 (c)	130,511	6,147
Series 2023-28, IO, 0.86%, 2/16/2065 (c)	24,663	1,662
Series 2022-166, IO, 0.79%, 4/16/2065 (c)	79,364	5,109
Series 2025-21, IO, 0.95%, 4/16/2065 (c)	326,958	22,806
Series 2023-26, IO, 0.97%, 4/16/2065 (c)	58,627	3,903
Series 2023-126, IO, 0.88%, 7/16/2065 (c)	63,008	4,373
Series 2023-46, IO, 1.15%, 7/16/2065 (c)	19,753	1,524
Series 2025-42, IO, 0.54%, 11/16/2065 (c)	156,958	7,417
Series 2024-56, IO, 1.04%, 11/16/2065 (c)	10,923	820
Series 2024-121, IO, 1.05%, 7/1/2066 (c)	10,144	927
Series 2024-90, IO, 0.81%, 7/16/2066 (c)	19,815	1,346
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	30,942	1,787
GS Mortgage Securities Trust
Series 2013-GC13, Class B, 3.88%, 7/10/2046 (b) (c)	1,500	1,449
Series 2015-GC28, Class D, 4.41%, 2/10/2048 (b) (c)	1,136	1,081
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	4,207
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (b) (c)	5,547	1,268
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	2,897
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (b)	4,950	3,096
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (b)	11,880	8,345
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052 (c)	39,035	512
Series 2020-GC45, Class XA, IO, 0.61%, 2/13/2053 (c)	69,621	1,595
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (b) (c)	3,000	2,297
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (b) (c)	7,000	4,833
Series 2020-GC47, Class XA, IO, 1.12%, 5/12/2053 (c)	80,359	3,571
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (b)	18,158	12,307
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (b)	4,000	2,319
Harvest Commercial Capital Loan Trust Series 2025-1, Class A, 5.97%, 6/25/2057 (c)	19,949	19,901
HCFT (Luxembourg) 7.25%, 6/13/2025 ‡	7,000	6,902
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 10.27%, 10/15/2039 (b) (c)	8,760	8,677
IRV Trust
Series 2025-200P, Class A, 5.29%, 3/14/2047 (b) (c)	53,700	53,300
Series 2025-200P, Class B, 5.44%, 3/14/2047 (b) (c)	24,650	23,919
Series 2025-200P, Class C, 5.73%, 3/14/2047 (b) (c)	17,600	17,024
Series 2025-200P, Class D, 6.17%, 3/14/2047 (b) (c)	4,000	3,872
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (c)	2,000	1,845
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (b)	3,000	1,597

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C31, Class C, 4.60%, 8/15/2048 (c)	5,000	4,000
Series 2015-C28, Class D, 3.74%, 10/15/2048 (b) (c)	1,000	895
Series 2015-C33, Class D2, 4.13%, 12/15/2048 (b) (c)	1,000	834
Series 2015-C33, Class C, 4.63%, 12/15/2048 (c)	3,350	3,164
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (b) (c)	1,500	1,305
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.41%, 3/15/2050 (c)	31,917	253
Series 2017-JP5, Class C, 3.74%, 3/15/2050 (c)	1,550	1,343
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (c)	1,000	938
Series 2017-JP5, Class D, 4.49%, 3/15/2050 (b) (c)	4,669	3,461
Series 2017-JP7, Class D, 4.42%, 9/15/2050 (b) (c)	367	223
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (b)	9,875	4,757
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 4.88%, 12/15/2046 (b) (c)	1,996	1,881
Series 2015-JP1, Class C, 4.72%, 1/15/2049 (c)	4,647	4,350
Series 2016-JP3, Class D, 3.42%, 8/15/2049 (b) (c)	8,122	6,596
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class C, 4.58%, 6/15/2047 (c)	524	497
Series 2015-C27, Class E, 3.24%, 12/15/2047 (b) (c)	2,500	2,053
Series 2015-C27, Class F, 3.24%, 12/15/2047 (b) (c)	6,334	4,946
Series 2014-C19, Class D, 3.25%, 12/15/2047 (b)	2,000	1,772
Series 2014-C19, Class E, 3.25%, 12/15/2047 (b)	6,500	5,290
Series 2014-C19, Class C, 4.00%, 12/15/2047	1,315	1,271
Series 2015-C21, Class XA, IO, 0.18%, 3/15/2048 (c)	59	—
Series 2015-C21, Class B, 3.85%, 3/15/2048 (c)	2,500	2,359
Series 2015-C24, Class D, 3.26%, 5/15/2048 (b)	8,000	7,017
Series 2015-C26, Class D, 3.06%, 10/15/2048 (b)	4,500	3,974
Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	1,750	1,635
Series 2016-C31, Class C, 4.25%, 11/15/2049 (c)	1,000	870
Series 2015-C23, Class D, 4.12%, 7/15/2050 (b) (c)	4,255	4,029
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.32%, 12/15/2050 (c)	1,200	1,143
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (b) (c)	1,000	756
Series 2019-L3, Class D, 2.50%, 11/15/2052 (b)	4,500	3,402
Series 2020-L4, Class D, 2.50%, 2/15/2053 (b)	7,175	5,150
Series 2020-HR8, Class XA, IO, 1.78%, 7/15/2053 (c)	17,303	1,244
Series 2021-L5, Class XB, IO, 0.71%, 5/15/2054 (c)	60,000	2,326
Series 2021-L5, Class E, 2.50%, 5/15/2054 (b)	4,234	2,848
Series 2021-L6, Class D, 2.50%, 6/15/2054 (b) (c)	13,685	9,516
Series 2021-L6, Class E, 2.50%, 6/15/2054 (b) (c)	5,500	3,216
Series 2021-L7, Class E, 2.50%, 10/15/2054 (b)	8,091	4,902
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (b)	13,337	7,115
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (b)	20,000	7,134
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (c)	37,272	39,408
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.69%, 10/25/2049 (b) (c)	60,501	60,860
Series 2020-01, Class M10, 8.19%, 3/25/2050 (b) (c)	85,284	86,523

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2023-01, Class M7, 8.32%, 11/25/2053 (b) (c)	3,462	3,591
Series 2023-01, Class M10, 10.82%, 11/25/2053 (b) (c)	8,375	9,359
Series 2024-01, Class M7, 7.07%, 7/25/2054 (b) (c)	1,758	1,771
Series 2024-01, Class M10, 8.17%, 7/25/2054 (b) (c)	1,100	1,142
Series 2025-01, Class M1, 6.71%, 5/25/2055 ‡ (b) (c)	17,200	17,200
Series 2025-01, Class M2, 7.41%, 5/25/2055 ‡ (b) (c)	12,900	12,900
Series 2025-01, Class B1, 9.51%, 5/25/2055 ‡ (b) (c)	2,400	2,400
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.62%, 12/18/2051 (b) (c)	8,000	6,687
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (b) (c)	5,000	3,410
PRM5 Trust Series 2025-PRM5, Class A, 4.47%, 3/10/2033 (b) (c)	8,695	8,610
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (b)	13,539	13,710
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (b)	20,727	21,411
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (b)	63,500	66,330
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.22%, 2/13/2053 (b) (c)	78,176	3,363
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (b)	11,440	8,202
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (b) (c)	4,750	2,172
Series 2020-RR1, Class D, 4.06%, 2/13/2053 (b) (c)	9,750	3,830
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.72%, 5/15/2039 (b) (c)	15,540	15,428
Series 2024-DSNY, Class B, 6.07%, 5/15/2039 (b) (c)	10,267	10,116
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (b)	894	890
SHR Trust Series 2024-LXRY, Class B, 6.78%, 10/15/2041 (b) (c)	3,000	2,998
SREIT Trust Series 2021-MFP, Class G, 7.42%, 11/15/2038 (b) (c)	10,905	10,862
TPG Trust Series 2024-WLSC, Class A, 6.46%, 11/15/2029 (b) (c)	8,600	8,575
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,829
Series 2017-C3, Class AS, 3.74%, 8/15/2050 (c)	4,000	3,847
Series 2017-C2, Class C, 4.30%, 8/15/2050 (c)	7,250	6,740
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (c)	8,471	8,102
Series 2018-C11, Class XB, IO, 0.23%, 6/15/2051 (c)	100,000	884
Series 2018-C11, Class AS, 4.49%, 6/15/2051 (c)	8,679	8,386
Series 2018-C11, Class B, 4.71%, 6/15/2051 (c)	2,500	2,347
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (c)	899	874
Series 2018-2, Class M2, 4.51%, 10/26/2048 (b) (c)	76	72
Series 2018-2, Class M3, 4.72%, 10/26/2048 (b) (c)	140	129
Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (c)	992	945
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (c)	2,140	1,980
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (c)	2,041	1,978
Series 2021-1, Class M1, 1.79%, 5/25/2051 (b) (c)	2,568	2,137
Series 2021-1, Class M2, 2.26%, 5/25/2051 (b) (c)	1,725	1,424
Series 2022-2, Class A, 4.67%, 4/25/2052 (b) (c)	2,513	2,419
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (c)	4,277	4,110
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (c)	4,049	4,028
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.31%, 7/15/2035 (b) (c)	4,000	4,013

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2024-1CHI, Class B, 5.74%, 7/15/2035 (b) (c)	1,500	1,504
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (b) (c)	4,952	4,507
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,494	3,077
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (b) (c)	9,230	8,570
Series 2015-C29, Class D, 4.22%, 6/15/2048 (c)	4,500	4,289
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (b)	1,500	828
Series 2017-C38, Class D, 3.00%, 7/15/2050 (b)	4,500	3,147
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,000	3,860
Series 2018-C44, Class XB, IO, 0.17%, 5/15/2051 (c)	70,000	364
Series 2018-C44, Class D, 3.00%, 5/15/2051 (b)	1,250	956
Series 2018-C46, Class D, 3.00%, 8/15/2051 (b)	2,890	2,338
Series 2019-C52, Class XA, IO, 1.56%, 8/15/2052 (c)	14,029	706
Series 2020-C55, Class D, 2.50%, 2/15/2053 (b)	4,500	2,881
Series 2020-C55, Class E, 2.50%, 2/15/2053 (b)	6,850	3,823
Series 2021-C59, Class D, 2.50%, 4/15/2054 (b)	2,500	1,770
Series 2022-C62, Class C, 4.35%, 4/15/2055 (c)	2,500	2,121
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	3,500	3,631
Series 2015-NXS2, Class D, 4.17%, 7/15/2058 (c)	2,226	1,490
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (c)	2,107	1,729
Series 2016-C32, Class D, 3.79%, 1/15/2059 (b) (c)	4,000	3,820
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (b)	6,152	4,892
Series 2014-C22, Class D, 3.76%, 9/15/2057 (b) (c)	1,440	553
Total Commercial Mortgage-Backed Securities (Cost $3,466,543)		3,280,950
Corporate Bonds — 22.9%
Aerospace & Defense — 0.4%
ATI, Inc. 5.88%, 12/1/2027	3,085	3,085
Axon Enterprise, Inc. 6.13%, 3/15/2030 (b)	1,130	1,153
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (b)	486	488
8.75%, 11/15/2030 (b)	4,595	4,932
7.25%, 7/1/2031 (b)	2,269	2,340
7.00%, 6/1/2032 (b)	2,112	2,160
6.75%, 6/15/2033 (b)	1,520	1,541
BWX Technologies, Inc. 4.13%, 6/30/2028 (b)	4,404	4,286
Goat Holdco LLC 6.75%, 2/1/2032 (b)	2,414	2,405
ICITII 6.00%, 1/31/2033 ‡ (b)	1,701	1,361
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	3,116	3,318
TransDigm, Inc.
6.38%, 3/1/2029 (b)	17,742	18,031
6.63%, 3/1/2032 (b)	6,402	6,540
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	1,449	1,517
		53,157
Automobile Components — 0.8%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (b)	1,740	1,778

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
8.25%, 4/15/2031 (b)	3,375	3,445
7.50%, 2/15/2033 (b)	2,810	2,788
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	3,778	3,715
5.88%, 6/1/2029 (b)	10,071	10,111
3.75%, 1/30/2031 (b)	9,852	8,943
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	968	963
6.88%, 7/1/2028	5,430	5,384
5.00%, 10/1/2029	9,465	8,604
Clarios Global LP
6.25%, 5/15/2026 (b)	4,480	4,481
8.50%, 5/15/2027 (b)	6,810	6,840
6.75%, 5/15/2028 (b)	1,500	1,528
6.75%, 2/15/2030 (b)	1,932	1,968
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (b) (d)	4,609	4,834
5.63% (Cash), 5/15/2027 (b) (d)	969	820
Dana, Inc.
5.38%, 11/15/2027	3,145	3,135
5.63%, 6/15/2028	3,147	3,132
4.25%, 9/1/2030	1,969	1,867
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	4,565	3,509
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,252	1,253
5.00%, 7/15/2029	11,541	11,056
6.63%, 7/15/2030	1,337	1,338
5.25%, 4/30/2031	2,281	2,130
5.25%, 7/15/2031	2,670	2,491
Icahn Enterprises LP 6.25%, 5/15/2026	2,626	2,601
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (b) (d)	5,218	5,270
8.00% (Cash), 11/15/2032 (b) (d)	820	821
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (b)	4,511	4,284
		109,089
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (b)	1,000	977
Banks — 0.5%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (e) (f) (g) (h)	4,345	4,769
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (e) (f) (g) (h) (i)	1,300	1,347
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (e) (f) (g) (h) (i)	9,900	9,801
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (b) (h)	5,030	5,125
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (b) (e) (f) (g) (h)	3,450	3,473

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (f) (g) (h)	83	84
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (f) (g) (h)	7,630	7,548
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (e) (f) (g) (h)	6,831	6,147
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	12,226	12,187
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (b)	1,435	1,429
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (e) (h)	5,795	6,069
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	11,821	11,639
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (f) (g) (h)	2,220	2,282
		71,900
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (b)	2,727	2,621
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (b)	6,100	6,108
		8,729
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (b)	6,077	5,781
Broadline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	2,665	2,306
Saks Global Enterprises LLC 11.00%, 12/15/2029 (b)	2,656	1,188
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (b) (d)	8,436	7,250
9.75%, 10/1/2027 (b)	961	959
Wayfair LLC
7.25%, 10/31/2029 (b)	1,474	1,436
7.75%, 9/15/2030 (b)	3,773	3,697
		16,836
Building Products — 0.6%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (b)	3,868	3,509
6.38%, 6/15/2032 (b)	3,590	3,624
6.38%, 3/1/2034 (b)	2,470	2,461
6.75%, 5/15/2035 (b)	1,572	1,581
EMRLD Borrower LP 6.63%, 12/15/2030 (b)	16,576	16,744
James Hardie International Finance DAC 5.00%, 1/15/2028 (b)	2,000	1,958
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	2,803	2,447
Masterbrand, Inc. 7.00%, 7/15/2032 (b)	6,600	6,563
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (b)	3,455	3,481
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	1,950	1,798
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (b)	8,730	8,871
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (b)	4,630	4,754

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Standard Industries, Inc.
4.75%, 1/15/2028 (b)	15,624	15,342
4.38%, 7/15/2030 (b)	7,469	7,010
		80,143
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (b)	1,440	1,339
3.63%, 10/1/2031 (b)	982	855
Goldman Sachs Group, Inc. (The) Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (f) (g) (h)	6,225	6,510
		8,704
Chemicals — 0.9%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b)	12,207	12,080
3.38%, 2/15/2029 (b)	6,690	6,226
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (b)	1,302	1,133
Chemours Co. (The)
5.75%, 11/15/2028 (b)	7,871	7,048
4.63%, 11/15/2029 (b)	4,922	4,026
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	7,541	7,241
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (b)	8,220	8,076
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (b)	2,005	1,995
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (b)	16,155	16,130
8.50%, 11/15/2028 (b)	2,835	2,986
4.25%, 5/15/2029 (b)	2,870	2,744
9.00%, 2/15/2030 (b)	2,358	2,539
OCP SA (Morocco)
6.70%, 3/1/2036 (b)	2,130	2,092
5.13%, 6/23/2051 (i)	2,500	1,830
7.50%, 5/2/2054 (b)	2,160	2,105
Sasol Financing USA LLC 5.50%, 3/18/2031	1,900	1,553
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	3,125	3,113
4.50%, 10/15/2029	12,372	11,763
4.00%, 4/1/2031	5,510	4,947
4.38%, 2/1/2032	1,345	1,211
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (b) (d)	9,444	5,502
WR Grace Holdings LLC
4.88%, 6/15/2027 (b)	11,757	11,592
5.63%, 8/15/2029 (b)	3,371	2,970
		120,902
Commercial Services & Supplies — 0.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	10,192	9,003
ADT Security Corp. (The)
4.13%, 8/1/2029 (b)	3,096	2,953

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
4.88%, 7/15/2032 (b)	5,796	5,501
Allied Universal Holdco LLC 4.63%, 6/1/2028 (b)	5,439	5,203
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	6,786	6,714
Brink's Co. (The) 4.63%, 10/15/2027 (b)	3,370	3,325
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (b)	6,049	5,760
4.88%, 7/1/2029 (b)	6,188	5,723
CoreCivic, Inc. 8.25%, 4/15/2029	4,965	5,248
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (b)	890	878
8.38%, 11/15/2032 (b)	1,838	1,844
GFL Environmental, Inc.
4.00%, 8/1/2028 (b)	5,233	5,031
4.75%, 6/15/2029 (b)	3,780	3,688
6.75%, 1/15/2031 (b)	8,785	9,113
Madison IAQ LLC
4.13%, 6/30/2028 (b)	11,246	10,824
5.88%, 6/30/2029 (b)	4,104	3,970
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	4,682	4,694
3.38%, 8/31/2027 (b)	8,564	8,220
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (b)	2,936	2,923
Williams Scotsman, Inc. 6.63%, 4/15/2030 (b)	870	892
		101,507
Communications Equipment — 0.1%
CommScope LLC
8.25%, 3/1/2027 (b)	6,326	6,310
4.75%, 9/1/2029 (b)	5,432	5,201
		11,511
Construction & Engineering — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (b)	1,530	1,032
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (i)	2,692	2,113
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	3,830	3,685
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (b)	1,150	1,123
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (i)	5,000	5,345
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (i)	4,500	3,610
Pike Corp. 8.63%, 1/31/2031 (b)	1,198	1,290
		18,198
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (b)	1,500	1,570
Consumer Finance — 0.4%
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	5,510	5,466
6.95%, 6/10/2026	6,033	6,102
4.54%, 8/1/2026	5,460	5,382

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.27%, 1/9/2027	12,200	11,935
4.13%, 8/17/2027	500	482
6.80%, 11/7/2028	2,000	2,043
7.20%, 6/10/2030	2,816	2,923
OneMain Finance Corp.
7.13%, 3/15/2026	6,902	6,995
3.88%, 9/15/2028	7,185	6,737
		48,065
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (b)	7,248	7,177
5.88%, 2/15/2028 (b)	11,717	11,706
3.50%, 3/15/2029 (b)	7,534	7,078
4.88%, 2/15/2030 (b)	2,977	2,896
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	118
8.00%, 5/1/2031	870	915
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	7,047	7,018
4.25%, 8/1/2029 (b)	3,861	3,680
Rite Aid Corp.
8.00%, 10/18/2024 ‡	3,301	—
7.50%, 7/1/2025 ‡ (j)	7,843	—
8.00%, 11/15/2026 ‡ (j)	3,890	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (b) (h) (j)	1,226	—
Series A, 15.00%, 8/30/2031 ‡ (j)	3,552	—
Series B, 15.00%, 8/30/2031 ‡ (j)	1,671	—
US Foods, Inc.
6.88%, 9/15/2028 (b)	1,473	1,515
4.75%, 2/15/2029 (b)	2,255	2,205
4.63%, 6/1/2030 (b)	2,268	2,182
		46,498
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (b)	6,380	5,800
5.25%, 8/15/2027 (b)	14,217	6,469
Berry Global, Inc. 4.88%, 7/15/2026 (b)	5,576	5,559
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (b)	7,167	7,243
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (b)	15,779	15,929
9.25%, 4/15/2027 (b)	6,489	6,392
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	4,140	4,142
TriMas Corp. 4.13%, 4/15/2029 (b)	2,612	2,458
		53,992

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 6.75%, 3/15/2028 (b)	2,450	2,502
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	552
3.38%, 8/15/2030	10,926	9,910
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (b)	2,983	3,103
		13,565
Diversified Telecommunication Services — 1.8%
Altice France SA (France)
8.13%, 2/1/2027 (b)	11,507	10,561
5.50%, 1/15/2028 (b)	3,500	3,013
5.13%, 1/15/2029 (b)	416	349
5.50%, 10/15/2029 (b)	7,300	6,202
CCO Holdings LLC
5.38%, 6/1/2029 (b)	14,814	14,609
6.38%, 9/1/2029 (b)	12,371	12,539
4.75%, 3/1/2030 (b)	54,516	52,040
4.50%, 8/15/2030 (b)	39,998	37,504
4.25%, 2/1/2031 (b)	24,742	22,661
4.50%, 5/1/2032	6,225	5,666
Embarq LLC 8.00%, 6/1/2036	1,643	772
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (b)	3,705	3,575
7.72%, 6/4/2038 (b)	2,137	2,129
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	9,233	9,257
5.00%, 5/1/2028 (b)	9,797	9,777
GCI LLC 4.75%, 10/15/2028 (b)	7,571	7,121
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (b)	14,244	14,007
Level 3 Financing, Inc.
4.88%, 6/15/2029 (b)	6,809	6,184
11.00%, 11/15/2029 (b)	3,419	3,878
4.50%, 4/1/2030 (b)	7,012	6,167
Lumen Technologies, Inc.
4.13%, 4/15/2029 (b)	2,014	1,956
4.13%, 4/15/2030 (b)	11,132	10,813
10.00%, 10/15/2032 (b)	1,064	1,092
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (b)	110	79
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	623	628
7.72%, 6/4/2038	1,033	1,078
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (b)	2,750	2,675
		246,332
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (b)	4,730	4,626
Comision Federal de Electricidad (Mexico) 6.45%, 1/24/2035 (b)	1,913	1,837

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (i)	1,400	1,383
Eskom Holdings SOC Ltd. (South Africa) 8.45%, 8/10/2028 (i)	5,400	5,579
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (b)	8,210	8,331
6.38%, 5/15/2043 (i)	690	609
NRG Energy, Inc.
5.75%, 1/15/2028	10,142	10,178
5.25%, 6/15/2029 (b)	1,249	1,234
3.63%, 2/15/2031 (b)	7,165	6,497
6.00%, 2/1/2033 (b)	3,993	3,957
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (b)	8,438	7,812
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (i)	833	808
Vistra Operations Co. LLC
5.50%, 9/1/2026 (b)	601	602
5.63%, 2/15/2027 (b)	4,708	4,705
5.00%, 7/31/2027 (b)	13,626	13,586
4.38%, 5/1/2029 (b)	2,426	2,345
7.75%, 10/15/2031 (b)	2,255	2,391
6.88%, 4/15/2032 (b)	2,721	2,831
		79,311
Electrical Equipment — 0.1%
Regal Rexnord Corp. 6.40%, 4/15/2033	2,931	3,033
Sensata Technologies BV 4.00%, 4/15/2029 (b)	10,312	9,680
		12,713
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (b)	12,944	12,542
Sensata Technologies, Inc.
4.38%, 2/15/2030 (b)	5,574	5,241
3.75%, 2/15/2031 (b)	1,315	1,168
6.63%, 7/15/2032 (b)	5,770	5,821
Xerox Issuer Corp. 13.50%, 4/15/2031 (b)	1,690	1,688
		26,460
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (b)	1,791	1,794
6.63%, 9/1/2032 (b)	2,492	2,505
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (b)	2,300	2,304
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)	4,217	3,933
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (b)	1,292	1,291
6.88%, 1/15/2029 (b)	975	936
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b)	136	136
Transocean, Inc.
8.25%, 5/15/2029 (b)	2,775	2,502
8.75%, 2/15/2030 (b)	1,220	1,237

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Vallourec SACA (France) 7.50%, 4/15/2032 (b)	2,000	2,087
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (b)	2,237	2,328
		21,053
Entertainment — 0.3%
Cinemark USA, Inc. 7.00%, 8/1/2032 (b)	1,277	1,314
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (b)	3,148	3,152
6.50%, 5/15/2027 (b)	13,141	13,297
4.75%, 10/15/2027 (b)	16,737	16,476
3.75%, 1/15/2028 (b)	2,650	2,544
		36,783
Financial Services — 0.4%
Block, Inc.
3.50%, 6/1/2031	8,260	7,464
6.50%, 5/15/2032	10,952	11,193
CFIN 2022-RTL1 Issuer LLC
Class AShares, 0.00%, 8/17/2027 ‡	1,520	1,520
Class BShares, 0.00%, 8/17/2027 ‡	3,460	3,460
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (b)	2,825	2,819
NCR Atleos Corp. 9.50%, 4/1/2029 (b)	6,257	6,835
Rocket Mortgage LLC
2.88%, 10/15/2026 (b)	1,285	1,244
3.63%, 3/1/2029 (b)	7,850	7,324
Shift4 Payments LLC 6.75%, 8/15/2032 (b)	7,546	7,699
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	2,150	2,150
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,665	1,665
		53,373
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (b)	2,600	2,727
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	2,830	2,669
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (i)	2,700	2,900
Post Holdings, Inc.
5.50%, 12/15/2029 (b)	893	882
4.63%, 4/15/2030 (b)	10,770	10,193
4.50%, 9/15/2031 (b)	1,595	1,454
6.25%, 2/15/2032 (b)	7,739	7,868
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (b)	800	795
		29,488
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (b)	2,398	2,422
9.50%, 6/1/2030 (b)	1,885	1,904
		4,326

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 0.5%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (b)	2,856	2,818
4.75%, 4/1/2028 (b)	17,550	16,810
8.00%, 2/15/2031 (b)	2,095	2,120
8.38%, 6/15/2032 (b)	2,848	2,869
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (b)	12,295	12,764
8.63%, 5/15/2032 (b)	905	949
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	2,655	2,482
Herc Holdings Escrow, Inc. 7.00%, 6/15/2030 (a) (b)	1,903	1,960
Hertz Corp. (The)
4.63%, 12/1/2026 (b)	1,875	1,656
12.63%, 7/15/2029 (b)	8,226	8,376
5.00%, 12/1/2029 (b)	13,191	8,968
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (j)	185	15
5.50%, 10/15/2024 ‡ (j)	5,875	382
7.13%, 8/1/2026 ‡ (j)	2,755	565
6.00%, 1/15/2028 ‡ (j)	1,450	297
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (b)	2,650	2,496
Transnet SOC Ltd. (South Africa) 8.25%, 2/6/2028 (i)	3,000	3,059
XPO, Inc. 6.25%, 6/1/2028 (b)	3,375	3,409
		71,995
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	15,284	14,896
Hologic, Inc. 3.25%, 2/15/2029 (b)	5,650	5,398
Medline Borrower LP
3.88%, 4/1/2029 (b)	12,938	12,194
6.25%, 4/1/2029 (b)	4,266	4,341
5.25%, 10/1/2029 (b)	9,602	9,383
		46,212
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (b)	2,500	2,464
5.00%, 4/15/2029 (b)	165	158
Community Health Systems, Inc.
5.63%, 3/15/2027 (b)	4,670	4,602
6.00%, 1/15/2029 (b)	6,716	6,453
5.25%, 5/15/2030 (b)	3,285	2,958
4.75%, 2/15/2031 (b)	4,360	3,732
10.88%, 1/15/2032 (b)	2,503	2,668
DaVita, Inc.
4.63%, 6/1/2030 (b)	2,040	1,906
3.75%, 2/15/2031 (b)	10,437	9,244
Encompass Health Corp.
5.75%, 9/15/2025	558	558

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.50%, 2/1/2028	5,839	5,751
4.75%, 2/1/2030	3,939	3,840
4.63%, 4/1/2031	5,697	5,432
Owens & Minor, Inc.
4.50%, 3/31/2029 (b)	7,644	6,248
10.00%, 4/15/2030 (b)	3,286	3,432
Tenet Healthcare Corp.
6.25%, 2/1/2027	14,007	14,017
5.13%, 11/1/2027	27,919	27,745
4.63%, 6/15/2028	5,660	5,550
6.13%, 6/15/2030	4,809	4,856
6.75%, 5/15/2031	5,821	5,996
		117,610
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (b)	2,203	2,196
5.00%, 5/15/2027 (b)	6,927	6,882
		9,078
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	16,946	16,745
7.25%, 7/15/2028 (b)	1,850	1,908
4.50%, 2/15/2029 (b)	1,090	1,052
6.50%, 4/1/2032 (b)	3,370	3,416
6.50%, 6/15/2033 (a) (b)	1,012	1,029
		24,150
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (b)	1,390	1,345
4.00%, 10/15/2030 (b)	4,670	4,295
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	4,913	4,721
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (b)	591	592
4.63%, 10/15/2029 (b)	4,768	4,453
7.00%, 2/15/2030 (b)	5,770	5,921
6.50%, 2/15/2032 (b)	6,228	6,278
Carnival Corp.
5.75%, 3/1/2027 (b)	5,250	5,263
4.00%, 8/1/2028 (b)	3,391	3,277
6.00%, 5/1/2029 (b)	8,650	8,673
6.13%, 2/15/2033 (b)	9,648	9,672
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (b)	6,795	6,803
3.75%, 5/1/2029 (b)	6,329	5,979
5.88%, 3/15/2033 (b)	8,062	8,116
International Game Technology plc 6.25%, 1/15/2027 (b)	3,480	3,518

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
MGM Resorts International
4.63%, 9/1/2026	4,489	4,470
5.50%, 4/15/2027	2,685	2,690
6.13%, 9/15/2029	3,369	3,385
6.50%, 4/15/2032	1,815	1,811
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (b)	500	473
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (b)	5,349	5,287
6.25%, 3/15/2032 (b)	10,377	10,517
6.00%, 2/1/2033 (b)	3,651	3,664
Six Flags Entertainment Corp.
7.00%, 7/1/2025 (b)	1,042	1,043
5.50%, 4/15/2027 (b)	12,577	12,549
5.25%, 7/15/2029	4,600	4,466
6.63%, 5/1/2032 (b)	4,574	4,663
Station Casinos LLC 4.50%, 2/15/2028 (b)	5,375	5,213
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (i)	1,950	1,762
Vail Resorts, Inc. 6.50%, 5/15/2032 (b)	6,657	6,819
Wynn Las Vegas LLC 5.25%, 5/15/2027 (b)	695	692
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (b)	18,760	18,294
6.25%, 3/15/2033 (b)	2,522	2,494
		169,198
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (b)	5,232	4,342
Newell Brands, Inc.
5.70%, 4/1/2026 (k)	1,579	1,590
8.50%, 6/1/2028 (b)	2,535	2,623
6.38%, 5/15/2030	4,382	4,117
6.63%, 5/15/2032	3,286	3,032
6.87%, 4/1/2036 (k)	3,780	3,474
Somnigroup International, Inc. 4.00%, 4/15/2029 (b)	13,065	12,305
		31,483
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,885	8,883
4.13%, 10/15/2030	4,405	4,074
Energizer Holdings, Inc.
4.75%, 6/15/2028 (b)	10,953	10,562
4.38%, 3/31/2029 (b)	3,012	2,829
Spectrum Brands, Inc. 3.88%, 3/15/2031 (b)	783	625
		26,973
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (b)	1,090	1,062
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (b)	2,533	2,492

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Saavi Energia Sarl (Mexico) 8.88%, 2/10/2035 (b)	4,754	4,840
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (b)	3,440	3,423
		11,817
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (b)	2,224	2,253
IT Services — 0.1%
CoreWeave, Inc. 9.25%, 6/1/2030 (b)	3,848	3,844
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	13,000	13,000
		16,844
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (b)	3,975	4,104
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	8,982	9,376
Enpro, Inc. 6.13%, 6/1/2033 (b)	1,206	1,215
Esab Corp. 6.25%, 4/15/2029 (b)	2,590	2,634
Terex Corp.
5.00%, 5/15/2029 (b)	4,140	3,989
6.25%, 10/15/2032 (b)	2,456	2,415
		19,629
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (b)	3,317	3,175
6.75%, 6/1/2034 (i)	2,256	2,160
		5,335
Media — 2.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	17,467	17,087
7.75%, 4/15/2028 (b)	8,129	7,428
9.00%, 9/15/2028 (b)	2,567	2,688
CSC Holdings LLC
5.38%, 2/1/2028 (b)	3,100	2,827
6.50%, 2/1/2029 (b)	14,326	11,430
5.75%, 1/15/2030 (b)	4,770	2,408
Directv Financing LLC 5.88%, 8/15/2027 (b)	8,227	8,098
DISH DBS Corp.
7.75%, 7/1/2026	19,231	16,534
5.25%, 12/1/2026 (b)	12,175	11,239
DISH Network Corp. 11.75%, 11/15/2027 (b)	17,497	18,052
EchoStar Corp.
10.75%, 11/30/2029	9,760	9,808
6.75% (PIK), 11/30/2030 (d)	4,807	4,132
Gray Media, Inc.
7.00%, 5/15/2027 (b)	4,469	4,438
10.50%, 7/15/2029 (b)	13,176	14,013

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
4.75%, 10/15/2030 (b)	6,940	5,023
5.38%, 11/15/2031 (b)	6,308	4,504
iHeartCommunications, Inc.
9.13%, 5/1/2029 (b)	8,680	7,182
10.88%, 5/1/2030 (b)	3,283	1,606
7.75%, 8/15/2030 (b)	12,798	9,856
Lamar Media Corp. 4.88%, 1/15/2029	2,406	2,363
Midcontinent Communications 8.00%, 8/15/2032 (b)	2,745	2,839
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	14,898	14,838
4.75%, 11/1/2028 (b)	9,786	9,415
Outfront Media Capital LLC
5.00%, 8/15/2027 (b)	4,833	4,771
4.25%, 1/15/2029 (b)	3,055	2,889
Paramount Global (3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (h)	524	494
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (b)	3,265	2,792
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (b)	6,662	6,665
Sirius XM Radio LLC
5.00%, 8/1/2027 (b)	7,805	7,724
4.00%, 7/15/2028 (b)	14,710	13,959
5.50%, 7/1/2029 (b)	18,429	18,128
Stagwell Global LLC 5.63%, 8/15/2029 (b)	6,910	6,497
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (b)	3,485	3,236
TEGNA, Inc. 5.00%, 9/15/2029	8,952	8,527
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (b)	2,400	2,364
Univision Communications, Inc.
8.00%, 8/15/2028 (b)	12,339	12,347
7.38%, 6/30/2030 (b)	1,540	1,440
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (b)	1,738	1,502
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (b)	2,750	2,510
		283,653
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (b)	5,709	5,927
Alumina Pty. Ltd.
6.13%, 3/15/2030 (b)	1,526	1,528
6.38%, 9/15/2032 (b)	1,966	1,944
Big River Steel LLC 6.63%, 1/31/2029 (b)	2,951	2,973
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	2,535	2,497
4.88%, 3/1/2031 (b)	3,725	3,044
7.50%, 9/15/2031 (b)	1,832	1,648
7.00%, 3/15/2032 (b)	1,497	1,291
Constellium SE 6.38%, 8/15/2032 (b)	1,500	1,494
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (i)	4,300	4,066
Novelis Corp.
4.75%, 1/30/2030 (b)	7,130	6,778
6.88%, 1/30/2030 (b)	866	893

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
3.88%, 8/15/2031 (b)	2,745	2,440
WE Soda Investments Holding plc (Turkey) 9.50%, 10/6/2028 (i)	2,400	2,472
		38,995
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	14,541
Series QIB, 4.50%, 9/1/2026 (b)	14,500	13,785
Series QIB, 4.50%, 3/15/2027 (b)	20,000	18,510
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (b) (k)	11,000	10,762
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (b)	20,000	18,936
Series QIB, 9.38%, 3/1/2028 (b)	17,000	16,981
		93,515
Multi-Utilities — 0.0% ^
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (i)	2,800	2,544
Oil, Gas & Consumable Fuels — 3.3%
AI Candelaria -spain- SA (Colombia)
7.50%, 12/15/2028 (i)	1,632	1,603
5.75%, 6/15/2033 (b)	3,974	3,320
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	7,214	7,208
5.75%, 1/15/2028 (b)	4,604	4,586
5.38%, 6/15/2029 (b)	8,884	8,794
Antero Resources Corp. 7.63%, 2/1/2029 (b)	4,344	4,447
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (b)	4,845	4,918
6.63%, 10/15/2032 (b)	3,505	3,525
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (i)	2,300	2,239
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (i)	2,200	2,244
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (b)	7,755	7,514
7.38%, 3/15/2032 (b)	2,260	2,052
Blue Racer Midstream LLC
7.00%, 7/15/2029 (b)	1,935	1,999
7.25%, 7/15/2032 (b)	1,565	1,623
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (f) (g) (h)	2,626	2,616
Buckeye Partners LP
3.95%, 12/1/2026	3,120	3,059
4.50%, 3/1/2028 (b)	7,392	7,221
6.75%, 2/1/2030 (b)	4,148	4,282
California Resources Corp. 7.13%, 2/1/2026 (b)	1,424	1,423
Chord Energy Corp. 6.75%, 3/15/2033 (b)	3,081	3,060
Civitas Resources, Inc.
8.38%, 7/1/2028 (b)	4,960	4,997
8.63%, 11/1/2030 (b)	7,158	7,059

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
8.75%, 7/1/2031 (b)	5,077	4,964
9.63%, 6/15/2033 (b)	1,450	1,452
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (b)	5,590	5,761
Comstock Resources, Inc.
6.75%, 3/1/2029 (b)	12,256	12,080
5.88%, 1/15/2030 (b)	5,300	5,012
Crescent Energy Finance LLC
9.25%, 2/15/2028 (b)	12,557	12,965
7.38%, 1/15/2033 (b)	2,295	2,130
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (i)	28,000	26,938
DT Midstream, Inc.
4.13%, 6/15/2029 (b)	6,149	5,857
4.38%, 6/15/2031 (b)	5,485	5,122
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,480	2,602
8.88%, 1/13/2033	2,525	2,570
8.38%, 1/19/2036	974	926
5.88%, 5/28/2045	3,645	2,453
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (b)	9,801	10,053
8.75%, 5/1/2031 (b)	500	546
Energy Transfer LP
5.35%, 5/15/2045	740	647
5.30%, 4/15/2047	430	365
EQT Corp.
7.50%, 6/1/2027 (b)	530	540
4.75%, 1/15/2031 (b)	7,648	7,399
Expand Energy Corp.
6.75%, 4/15/2029 (b)	17,892	18,102
5.38%, 3/15/2030	5,996	5,963
4.75%, 2/1/2032	1,124	1,060
FS Luxembourg Sarl (Brazil) 8.88%, 2/12/2031 (b)	2,753	2,781
Genesis Energy LP
7.75%, 2/1/2028	2,975	3,001
8.25%, 1/15/2029	1,127	1,166
7.88%, 5/15/2032	1,622	1,643
8.00%, 5/15/2033	1,081	1,097
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (i)	1,400	1,385
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (b)	3,459	3,509
Hess Midstream Operations LP
5.88%, 3/1/2028 (b)	1,091	1,102
5.13%, 6/15/2028 (b)	4,010	3,957
Hilcorp Energy I LP 6.25%, 4/15/2032 (b)	2,760	2,515
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (b)	1,780	1,861
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	8,229	8,180
Matador Resources Co. 6.25%, 4/15/2033 (b)	7,038	6,779
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (i)	3,086	3,080

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
NGL Energy Operating LLC
8.13%, 2/15/2029 (b)	2,368	2,315
8.38%, 2/15/2032 (b)	3,016	2,852
NuStar Logistics LP
5.63%, 4/28/2027	6,397	6,413
6.38%, 10/1/2030	2,304	2,347
Permian Resources Operating LLC
5.88%, 7/1/2029 (b)	2,265	2,237
9.88%, 7/15/2031 (b)	9,292	10,148
6.25%, 2/1/2033 (b)	2,738	2,701
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (i)	12,501	11,532
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (b)	3,110	1,882
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	3,300	3,270
5.35%, 2/12/2028	10,300	9,723
5.95%, 1/28/2031	14,950	12,923
6.70%, 2/16/2032	3,600	3,214
10.00%, 2/7/2033	6,205	6,397
6.38%, 1/23/2045	5,548	3,706
7.69%, 1/23/2050	9,300	6,848
6.95%, 1/28/2060	10,150	6,858
Range Resources Corp.
8.25%, 1/15/2029	9,100	9,348
4.75%, 2/15/2030 (b)	1,130	1,086
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (b)	2,243	2,310
SM Energy Co.
6.75%, 9/15/2026	2,864	2,859
6.63%, 1/15/2027	8,450	8,459
6.75%, 8/1/2029 (b)	2,786	2,730
7.00%, 8/1/2032 (b)	2,385	2,290
Sunoco LP
6.00%, 4/15/2027	1,385	1,384
7.00%, 5/1/2029 (b)	1,615	1,667
4.50%, 5/15/2029	3,979	3,812
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (b)	3,040	3,036
5.50%, 1/15/2028 (b)	2,519	2,503
6.00%, 12/31/2030 (b)	4,775	4,575
6.00%, 9/1/2031 (b)	2,550	2,430
Targa Resources Partners LP 6.50%, 7/15/2027	4,573	4,582
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (b)	2,500	2,259
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (b)	2,465	2,230
3.88%, 11/1/2033 (b)	2,495	2,131
Venture Global LNG, Inc.
8.13%, 6/1/2028 (b)	7,668	7,847
9.50%, 2/1/2029 (b)	2,300	2,459

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.00%, 1/15/2030 (b)	4,020	4,002
9.88%, 2/1/2032 (b)	11,510	12,245
Vital Energy, Inc.
9.75%, 10/15/2030	2,000	1,762
7.88%, 4/15/2032 (b)	2,044	1,658
		452,382
Passenger Airlines — 0.3%
American Airlines, Inc.
5.50%, 4/20/2026 (b)	9,427	9,411
5.75%, 4/20/2029 (b)	9,666	9,491
JetBlue Airways Corp. 9.88%, 9/20/2031 (b)	7,178	7,100
United Airlines, Inc. 4.38%, 4/15/2026 (b)	8,142	8,046
		34,048
Personal Care Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	15,000	14,747
4.13%, 4/1/2029 (b)	3,313	3,099
Prestige Brands, Inc.
5.13%, 1/15/2028 (b)	4,673	4,650
3.75%, 4/1/2031 (b)	3,315	3,009
		25,505
Pharmaceuticals — 0.6%
1261229 BC Ltd. 10.00%, 4/15/2032 (b)	8,633	8,547
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (b)	20,927	20,617
Bausch Health Cos., Inc.
5.00%, 2/15/2029 (b)	19,402	12,320
5.25%, 1/30/2030 (b)	2,020	1,147
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (b)	2,300	2,191
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (k)	6,862	7,051
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (b)	1,321	1,367
EndoDesign (Ireland) 0.00%, 10/15/2024 ‡ (j)	700	—
GCB144A Endo (Luxembourg) 0.00%, 4/1/2029 ‡	1,520	—
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (b)	3,072	3,199
Organon & Co.
4.13%, 4/30/2028 (b)	11,522	10,823
5.13%, 4/30/2031 (b)	11,100	9,327
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (j)	7,330	—
		76,589
Professional Services — 0.0% ^
Triad Resources LLC 10.50%, 4/1/2052 ‡	1,650	1,650

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (b)	2,452	2,010
5.25%, 4/15/2030 (b)	785	610
		2,620
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	6,220	6,240
Entegris, Inc.
4.38%, 4/15/2028 (b)	3,513	3,392
4.75%, 4/15/2029 (b)	9,695	9,413
3.63%, 5/1/2029 (b)	881	822
5.95%, 6/15/2030 (b)	5,620	5,623
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	10,381	9,915
		35,405
Software — 0.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	4,805	4,630
Fair Isaac Corp. 6.00%, 5/15/2033 (b)	1,989	1,985
NCR Voyix Corp.
5.00%, 10/1/2028 (b)	8,369	8,254
5.13%, 4/15/2029 (b)	1,776	1,731
RingCentral, Inc. 8.50%, 8/15/2030 (b)	3,625	3,829
SS&C Technologies, Inc.
5.50%, 9/30/2027 (b)	18,840	18,819
6.50%, 6/1/2032 (b)	1,395	1,432
		40,680
Specialized REITs — 0.1%
Iron Mountain, Inc.
5.25%, 3/15/2028 (b)	3,027	2,994
5.00%, 7/15/2028 (b)	4,037	3,976
5.25%, 7/15/2030 (b)	2,955	2,883
6.25%, 1/15/2033 (b)	489	494
		10,347
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	5,040	4,910
4.63%, 11/15/2029 (b)	1,438	1,367
4.75%, 3/1/2030	3,556	3,377
Bath & Body Works, Inc.
7.50%, 6/15/2029	3,724	3,817
6.75%, 7/1/2036	4,560	4,516
Escrow Rite Aid 0.00%, 12/31/2049 ‡	1,155	—
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	2,395	2,187
Lithia Motors, Inc. 3.88%, 6/1/2029 (b)	9,962	9,382
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	6,010
PetSmart, Inc.
4.75%, 2/15/2028 (b)	11,820	11,407

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
7.75%, 2/15/2029 (b)	11,927	11,611
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	11,072	10,577
Staples, Inc.
10.75%, 9/1/2029 (b)	11,030	9,985
12.75%, 1/15/2030 (b)	2,850	1,835
		80,981
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (b)	2,569	2,700
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	4,127
3.13%, 7/15/2029	5,160	4,644
8.25%, 12/15/2029	3,490	3,720
8.50%, 7/15/2031	757	808
Xerox Corp. 10.25%, 10/15/2030 (b)	1,750	1,799
Xerox Holdings Corp.
5.50%, 8/15/2028 (b)	4,240	2,968
8.88%, 11/30/2029 (b)	3,105	2,092
		22,858
Tobacco — 0.0% ^
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,282
Trading Companies & Distributors — 0.5%
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	9,948	9,876
Imola Merger Corp. 4.75%, 5/15/2029 (b)	20,263	19,416
QXO Building Products, Inc. 6.75%, 4/30/2032 (b)	4,750	4,870
United Rentals North America, Inc.
4.88%, 1/15/2028	9,900	9,795
6.13%, 3/15/2034 (b)	3,110	3,152
WESCO Distribution, Inc.
7.25%, 6/15/2028 (b)	6,396	6,472
6.38%, 3/15/2029 (b)	5,249	5,358
6.63%, 3/15/2032 (b)	3,090	3,163
6.38%, 3/15/2033 (b)	1,631	1,661
		63,763
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (i)	3,958	4,004
Wireless Telecommunication Services — 0.1%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (b)	9,038	3,231
6.00%, 2/15/2028 (b)	2,265	825
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,777	4,750
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (i)	3,240	3,171

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
6.25%, 3/25/2029 (b)	900	893
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (h)	3,300	3,394
		16,264
Total Corporate Bonds (Cost $3,175,894)		3,127,231
Asset-Backed Securities — 17.4%
ABFC Trust Series 2002-OPT1, Class M1, 5.53%, 5/25/2032 (c)	64	68
ACC Trust
Series 2021-1, Class D, 5.25%, 3/22/2027 (b)	5,761	2,468
Series 2022-1, Class D, 6.65%, 10/20/2028 (b)	9,131	—
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (b)	70	69
Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	152	149
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (b)	996	920
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	1,225	1,134
Series 2021-1H, Class D, 3.58%, 10/20/2040 (b)	1,685	1,506
Affirm Asset Securitization Trust
Series 2024-A, Class 1C, 6.16%, 2/15/2029 (b)	1,000	1,002
Series 2024-B, Class A, 4.62%, 9/15/2029 (b)	9,600	9,582
Series 2024-B, Class D, 5.50%, 9/15/2029 (b)	5,300	5,263
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.27%, 4/20/2037 (b) (c)	8,000	8,029
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 5.88%, 4/20/2034 (b) (c)	3,500	3,505
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (b)	348	350
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	3,723	3,486
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (b)	12,853	12,857
Series 2022-3, Class E, 8.08%, 10/13/2028 (b)	3,000	3,038
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	5,575	5,630
Series 2024-2, Class D, 6.53%, 4/12/2030 (b)	9,856	10,071
Series 2024-1, Class D, 5.86%, 5/13/2030 (b)	4,810	4,844
Series 2024-3, Class D, 6.04%, 7/12/2030 (b)	6,350	6,469
Series 2023-4, Class D, 7.65%, 9/12/2030 (b)	6,700	6,951
Series 2025-2, Class C, 5.11%, 3/12/2031 (b)	5,585	5,595
Series 2025-2, Class D, 5.50%, 7/14/2031 (b)	7,800	7,821
Series 2024-4, Class D, 5.34%, 8/12/2031 (b)	11,581	11,562
Series 2023-4, Class E, 9.79%, 8/12/2031 (b)	3,000	3,156
AMSR Trust
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (b)	10,005	9,971
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (b)	7,500	7,474
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (b)	18,177	17,895
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (b)	7,300	7,224
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (b)	5,310	5,108
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (b)	2,125	2,052
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (b)	2,125	2,063
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (b)	9,913	9,709

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (b)	9,913	9,778
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (b)	11,000	10,332
Apidos CLO (Cayman Islands) Series 2016-25A, Class BR3, 5.87%, 1/20/2037 (b) (c)	5,100	5,110
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (b)	3,670	3,571
Series 2020-AA, Class C, 3.97%, 7/17/2046 (b)	3,467	3,357
Ares CLO Ltd. (Cayman Islands) Series 2015-4A, Class BRR, 6.01%, 10/15/2030 (b) (c)	6,233	6,232
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (b)	5,250	5,225
Series 2023-4A, Class C, 7.24%, 6/20/2029 (b)	3,530	3,669
Series 2024-1A, Class C, 6.48%, 6/20/2030 (b)	2,500	2,550
Series 2024-3A, Class B, 5.58%, 12/20/2030 (b)	2,625	2,660
Series 2024-3A, Class C, 6.11%, 12/20/2030 (b)	2,450	2,459
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class BR2, 5.87%, 4/19/2034 (b) (c)	5,000	5,003
Bain Capital Credit CLO Ltd. Series 2022-3A, Class B, 6.28%, 7/17/2035 (b) (c)	6,505	6,524
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.08%, 10/20/2031 (b) (c)	4,420	4,429
Series 2020-2A, Class DR, 10.68%, 10/20/2031 (b) (c)	2,250	2,242
Series 2021-17A, Class A2, 6.13%, 10/20/2034 (b) (c)	9,000	9,015
Series 2024-27A, Class A2, 5.88%, 10/25/2037 (b) (c)	3,775	3,778
Barings CLO Ltd. (Cayman Islands)
Series 2022-1A, Class B, 6.22%, 4/15/2035 (b) (c)	2,600	2,606
Series 2022-3A, Class A2R, 5.86%, 10/20/2037 (b) (c)	5,250	5,255
Bastion Funding I LLC Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (b)	3,905	3,901
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.82%, 12/26/2031 (b) (c)	1,123	1,127
Series 2024-CAR1, Class D, 6.37%, 12/26/2031 (b) (c)	284	286
Series 2024-CAR1, Class E, 7.92%, 12/26/2031 (b) (c)	853	858
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.73%, 10/20/2034 (b) (c)	6,000	6,022
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	2,600	2,627
Series 2024-3, Class D, 5.83%, 5/15/2030	8,430	8,564
Series 2024-4, Class D, 5.23%, 8/15/2030	17,000	16,898
Series 2025-1, Class D, 5.64%, 11/15/2030	10,237	10,342
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (b)	580	610
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.19%, 12/15/2038 (b) (c)	8,700	8,544
Series 2021-FL7, Class E, 7.84%, 12/15/2038 (b) (c)	225	221
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 5.34%, 7/18/2034 (b) (c)	17,200	17,187
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (b)	12,918	13,124
Series 2024-1A, Class C, 9.13%, 5/15/2039 ‡ (b)	1,958	1,997
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.86%, 10/15/2031 (b) (c)	2,007	2,006
Series 2018-1A, Class CR, 6.21%, 10/15/2031 (b) (c)	11,688	11,723
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (b)	358	356
Camden, 8.50%, 9/15/2031 ‡	18,284	17,873

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Carlyle Global Market Strategies CLO Ltd.
Series 2012-3A, Class BR2, 6.70%, 1/14/2032 (b) (c)	1,000	1,002
Series 2015-4A, Class A2RR, 6.12%, 7/20/2032 (b) (c)	6,000	6,014
Series 2015-4A, Class BRR, 6.72%, 7/20/2032 (b) (c)	8,000	8,030
Series 2016-1A, Class CR3, 7.47%, 4/20/2034 (b) (c)	12,378	12,417
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 8.98%, 10/17/2037 (b) (c)	3,500	3,502
Series 2021-7A, Class CR, 6.26%, 4/15/2040 (b) (c)	7,500	7,524
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (b)	5,770	1,898
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	2,738	2,564
CARS-DB4 LP
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (b)	4,290	4,127
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (b)	4,510	4,038
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (b) (c)	4,587	4,351
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (k)	8,397	8,111
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (k)	70	70
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (b) (k)	2,260	2,242
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (b) (k)	2,260	2,233
CIFC Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.67%, 4/19/2035 (b) (c)	14,750	14,655
CITI Asset Receivables Trust I, 0.00%, 3/15/2031 ‡ (c) (j)	133,664	137,780
CoreVest American Finance Trust
Series 2019-1, Class E, 5.54%, 3/15/2052 (b) (c)	1,493	1,458
Series 2019-2, Class E, 5.14%, 6/15/2052 (b) (c)	5,576	5,228
Series 2019-3, Class XB, IO, 1.36%, 10/15/2052 (b) (c)	53,875	2,662
Series 2019-3, Class XA, IO, 2.00%, 10/15/2052 (b) (c)	4,622	23
Series 2019-3, Class D, 3.76%, 10/15/2052 (b)	8,689	8,047
Series 2019-3, Class E, 4.71%, 10/15/2052 (b) (c)	5,810	5,295
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	808	809
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	22,000	22,571
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	2,000	2,007
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	2,295	2,356
Series 2023-5A, Class A, 6.13%, 12/15/2033 (b)	7,750	7,849
Series 2023-5A, Class B, 6.71%, 2/15/2034 (b)	3,866	3,966
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	6,805	6,883
Series 2024-1A, Class B, 6.03%, 5/15/2034 (b)	5,988	6,097
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	9,942	10,088
Series 2024-1A, Class C, 6.71%, 7/17/2034 (b)	7,860	8,092
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	10,398	10,409
Series 2024-3A, Class B, 4.85%, 11/15/2034 (b)	8,645	8,633
Series 2024-3A, Class C, 5.39%, 1/16/2035 (b)	5,320	5,356
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 5.16%, 7/25/2034 (c)	138	143
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (b)	3,800	3,662
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (b)	14,269	14,341
Drive Auto Receivables Trust Series 2025-1, Class D, 5.41%, 9/15/2032	7,900	7,904

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Dryden CLO Ltd. (Cayman Islands)
Series 2017-53A, Class C, 6.22%, 1/15/2031 (b) (c)	1,000	1,000
Series 2019-80A, Class BR, 6.03%, 1/17/2033 (b) (c)	2,540	2,548
Series 2022-109A, Class BR, 5.83%, 4/15/2038 (b) (c)	4,000	3,998
DT Auto Owner Trust Series 2022-3A, Class E, 10.99%, 7/16/2029 (b)	8,500	8,977
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (b)	422	414
Series 2021-A, Class D, 3.32%, 8/27/2035 (b)	1,216	1,131
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-3A, Class BR, 6.02%, 4/20/2034 (b) (c)	8,847	8,860
Series 2021-3A, Class CR, 6.47%, 4/20/2034 (b) (c)	5,420	5,418
Series 2024-3A, Class A, 5.79%, 4/18/2037 (b) (c)	18,700	18,756
Series 2021-1A, Class BR, 6.27%, 4/20/2037 (b) (c)	5,000	5,008
Series 2019-3A, Class BRR, 5.97%, 7/18/2037 (b) (c)	8,200	8,221
Series 2024-12RA, Class CR, 6.27%, 10/20/2037 (b) (c)	11,080	11,102
Exeter Automobile Receivables Trust
Series 2021-3A, Class E, 3.04%, 12/15/2028 (b)	2,845	2,778
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	3,050
Series 2022-1A, Class E, 5.02%, 10/15/2029 (b)	1,330	1,289
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	6,000	5,519
Series 2023-4A, Class D, 6.95%, 12/17/2029	5,000	5,146
Series 2022-4A, Class E, 8.23%, 3/15/2030 (b)	1,138	1,160
Series 2023-1A, Class E, 12.07%, 9/16/2030 (b)	4,350	4,855
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (b)	1,902	1,888
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (b)	9,000	8,942
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (b)	15,000	14,796
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (b)	13,000	12,821
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (b)	9,500	8,761
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (b)	8,000	7,341
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (b)	7,333	7,079
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (b)	12,700	10,990
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (b)	5,559	4,757
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (b)	10,000	9,570
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (b)	6,941	6,610
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (b)	11,400	10,697
Flagship Credit Auto Trust Series 2022-3, Class E, 7.95%, 10/15/2029 (b)	4,000	2,697
Flatiron CLO Ltd. (Cayman Islands) Series 2024-1A, Class A1, 5.58%, 7/15/2036 (b) (c)	5,000	5,007
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (c)	7,000	6,779
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (c)	25,000	23,417
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (b) (c)	19,140	17,979
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (b) (c)	15,000	15,027
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (b)	10,000	10,096
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 (b)	284	283
Series 2019-1A, Class C, 5.66%, 11/15/2034 (b)	3,055	3,048
FTF Funding II LLC, 8.00%, 8/15/2025 ‡	2,434	1,874

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Galaxy CLO Ltd. (Cayman Islands) Series 2018-25A, Class CR, 6.68%, 4/25/2036 (b) (c)	4,540	4,541
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class E, 5.50%, 6/15/2029 (b)	10,680	10,587
Series 2023-1A, Class E, 11.42%, 3/15/2030 (b)	1,000	1,111
Series 2024-4A, Class D, 5.65%, 7/15/2030 (b)	12,035	12,120
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class DRR, 7.17%, 10/20/2034 (b) (c)	5,100	5,112
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	3,026	2,844
Grene Energy Senio, 11.00%, 1/17/2061 ‡	260	221
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	3,800	3,796
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	3,990	4,013
Series 2023-1A, Class D, 9.13%, 6/25/2027 (b)	10,000	10,036
Series 2022-2A, Class D, 5.16%, 6/26/2028 (b)	10,000	9,424
Series 2022-5A, Class D, 6.78%, 9/25/2028 (b)	5,000	4,817
Series 2023-2A, Class D, 9.40%, 9/25/2029 (b)	4,600	4,669
Series 2023-4A, Class D, 9.44%, 3/25/2030 (b)	3,200	3,251
Hertz Vehicle Financing LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (b)	7,000	6,643
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (b)	810	776
Series 2020-A, Class D, 5.50%, 10/9/2039 (b)	704	682
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (b)	3,179	3,084
Series 2022-A, Class E, 8.00%, 5/15/2041 (b)	599	580
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (b)	14,153	12,690
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (b)	12,210	12,279
Jonah Energy ABS II LLC Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (b)	24,667	24,667
Jonah Energy ABS LLC Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (b)	17,500	17,589
KKR CLO Ltd. (Cayman Islands) Series 40A, Class BR, 5.97%, 10/20/2034 (b) (c)	5,300	5,301
KKR Financial CLO Ltd. (Cayman Islands) Series 2013-1A, Class A2R2, 5.71%, 4/15/2029 (b) (c)	4,933	4,933
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (b)	900	3,225
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	855	3,494
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (b)	860	2,482
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	800	3,555
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (b)	750	2,405
Series 2022-NP3, Class CERT, 0.00%, 5/15/2037 ‡ (b)	500	3,376
Series 2022-P3, Class CERT, 0.00%, 5/15/2037 ‡ (b)	500	2,043
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (b)	400	3,397
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (b)	400	1,709
Series 2022-NP6, Class CERT, 0.00%, 7/15/2037 ‡ (b)	700	5,934
Series 2022-P5, Class CERT, 0.00%, 7/15/2037 ‡ (b)	800	6,462
Lendingpoint Asset Securitization Trust
Series 2021-A, Class D, 5.73%, 12/15/2028 (b)	3,765	2,886
Series 2021-B, Class C, 3.21%, 2/15/2029 (b)	5,428	5,307
Series 2021-B, Class D, 6.12%, 2/15/2029 (b)	2,000	369
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	21,217	13,006
Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	1,277	1,204
LendingPoint Asset Securitization Trust Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (b)	6,500	1,414

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (b)	4,500	4,110
Series 2021-2A, Class B, 2.37%, 4/20/2032 (b)	1,000	921
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	1,100	1,013
Series 2024-1A, Class A, 5.53%, 6/21/2032 (b)	3,050	3,088
Series 2024-2A, Class A, 4.47%, 2/21/2034 (b)	4,646	4,603
Series 2024-2A, Class D, 5.69%, 2/21/2034 (b)	2,300	2,291
Series 2024-2A, Class E, 8.47%, 2/21/2034 (b)	3,700	3,700
Series 2025-1A, Class A, 4.94%, 9/20/2034 ‡ (b)	7,615	7,668
LFT CRE Ltd.
Series 2021-FL1, Class D, 6.89%, 6/15/2039 (b) (c)	22,600	22,288
Series 2021-FL1, Class E, 7.39%, 6/15/2039 (b) (c)	10,000	9,790
LL ABS Trust Series 2021-1A, Class C, 3.54%, 5/15/2029 (b)	1,946	1,935
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	2,236	2,213
Series 2021-2A, Class C, 3.85%, 1/15/2029 (b)	4,702	4,636
Madison Park Funding Ltd. (Cayman Islands)
Series 2020-45A, Class BRR, 5.91%, 7/15/2034 (b) (c)	16,950	16,962
Series 2020-45A, Class CRR, 6.16%, 7/15/2034 (b) (c)	5,100	5,101
Series 2021-49A, Class B1R, 5.72%, 10/19/2034 (b) (c)	17,650	17,603
Series 2021-39A, Class CR, 6.32%, 10/22/2034 (b) (c)	14,000	14,044
Series 2021-52A, Class B, 6.13%, 1/22/2035 (b) (c)	11,660	11,703
Series 2019-37A, Class D1A, 8.01%, 4/15/2037 (b) (c)	2,000	2,004
Magnetite Ltd. (Cayman Islands)
Series 2020-27A, Class ER, 10.53%, 10/20/2034 (b) (c)	7,000	6,973
Series 2019-22A, Class BRR, 5.86%, 7/15/2036 (b) (c)	8,820	8,828
Series 2019-22A, Class CRR, 6.11%, 7/15/2036 (b) (c)	5,369	5,371
Series 2023-39A, Class BR, 5.83%, 1/25/2037 (b) (c)	5,950	5,941
Series 2024-38A, Class B, 6.26%, 4/15/2037 (b) (c)	14,750	14,771
Series 2016-17A, Class AR2, 5.77%, 4/20/2037 (b) (c)	6,500	6,520
Series 2016-17A, Class BR2, 6.22%, 4/20/2037 (b) (c)	6,164	6,197
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (b)	10,000	10,001
Series 2024-BA, Class C, 5.73%, 11/20/2038 (b)	3,246	3,266
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (b)	8,400	8,693
Series 2021-BA, Class E, 4.68%, 11/20/2036 (b)	5,030	4,554
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (b)	3,823	3,846
Series 2022-3A, Class C, 6.89%, 11/15/2032 (b)	1,054	1,057
Series 2022-3A, Class D, 7.80%, 11/15/2032 (b)	2,550	2,572
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	945	946
Series 2023-1A, Class C, 7.20%, 4/15/2033 (b)	1,150	1,157
Series 2023-3A, Class D, 8.04%, 9/15/2033 (b)	3,590	3,652
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	7,026	7,202
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.28%, 4/15/2038 (b) (c)	4,505	4,512
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2019-34A, Class BR, 6.02%, 1/20/2035 (b) (c)	11,435	11,458

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-42A, Class BR, 5.66%, 7/16/2036 (b) (c)	10,000	9,987
Series 2021-42A, Class CR, 6.11%, 7/16/2036 (b) (c)	19,900	19,855
Series 2022-50A, Class BR, 5.93%, 7/23/2036 (b) (c)	9,200	9,199
Series 2022-50A, Class CR, 6.18%, 7/23/2036 (b) (c)	5,972	5,970
Series 2020-38A, Class BR2, 5.67%, 10/20/2036 (b) (c)	21,300	21,243
Series 2020-38A, Class CR2, 6.15%, 10/20/2036 (b) (c)	11,300	11,274
Series 2024-55A, Class B, 6.27%, 4/22/2038 (b) (c)	5,250	5,258
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (b)	2,550	2,321
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (b) (k)	48,023	48,542
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	2,925	2,888
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	11,507	11,159
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	4,894	4,710
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (b)	1,956	1,937
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 6.03%, 4/21/2037 (b) (c)	18,200	18,257
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2019-1A, Class BR, 6.13%, 10/25/2032 (b) (c)	9,332	9,357
Series 2019-1A, Class CR, 6.73%, 10/25/2032 (b) (c)	11,200	11,229
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.92%, 7/21/2037 ‡ (a) (b) (c)	14,900	14,900
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (b)	4,680	4,720
Series 2024-2A, Class A, 4.98%, 10/17/2031 (b)	3,100	3,070
Series 2024-2A, Class B, 5.42%, 10/17/2031 (b)	1,900	1,882
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (b)	7,104	7,146
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (b)	3,167	3,165
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	361	366
Series 2021-B, Class C, 3.65%, 5/8/2031 (b)	431	424
Series 2021-B, Class D, 5.41%, 5/8/2031 (b)	704	694
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (b)	25,000	24,932
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	9,112	8,860
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 5.96%, 2/15/2038 (b) (c)	18,200	18,257
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 7.12%, 10/15/2029 (b) (c)	8,877	8,875
Series 2021-4A, Class D, 9.52%, 10/15/2029 (b) (c)	12,000	11,962
Series 2022-3A, Class BR, 6.26%, 4/15/2031 (b) (c)	8,462	8,493
Series 2022-4A, Class BR, 5.93%, 7/24/2031 (b) (c)	5,000	5,023
Series 2024-3A, Class A2, 5.96%, 8/8/2032 (b) (c)	13,862	13,877
Series 2024-3A, Class B, 6.21%, 8/8/2032 (b) (c)	14,500	14,509
Series 2024-1A, Class A2, 5.71%, 10/15/2032 (b) (c)	11,127	11,144
Series 2024-1A, Class B, 6.06%, 10/15/2032 (b) (c)	7,000	7,014
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 8.57%, 5/25/2027 (b) (c)	2,000	2,006
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.44%, 7/25/2035 (k)	53	52
Pret LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (b) (k)	26,461	26,296
PRET LLC
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (b) (k)	3,380	3,376
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (b) (k)	10,953	10,899
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (b) (k)	10,144	10,134

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (b) (k)	23,300	23,344
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (b) (k)	13,852	13,807
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (b) (k)	33,354	33,332
Progress Residential Trust
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (b)	8,000	7,664
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (b)	10,211	9,446
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (b)	5,992	5,992
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (b)	16,909	16,909
RAMP Trust Series 2002-RS2, Class AI5, 4.62%, 3/25/2032 (c)	30	29
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (b) (c)	1,565	1,564
Regatta Funding Ltd. (Cayman Islands) Series 2022-2A, Class BR, 5.97%, 7/20/2035 (b) (c)	7,200	7,221
Regional Management Issuance Trust Series 2021-1, Class D, 5.07%, 3/17/2031 (b)	2,600	2,560
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (k)	106	70
Series 2005-2, Class M1, 5.55%, 8/25/2035 (k)	380	351
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (b)	24	23
Repo Buyer RRI Trust, 3.06%, 4/14/2055 ‡	4,372	3,815
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	930	894
Series 2024-A, Class A, 5.91%, 8/20/2032 (b)	9,326	9,430
Series 2024-B, Class A, 5.42%, 11/20/2037 (b)	17,753	17,916
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (b) (k)	4,902	4,869
Series 2024-2, Class A2, 8.81%, 9/27/2028 (b) (k)	11,870	11,790
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.12%, 10/15/2034 (b) (c)	7,000	7,026
Series 2020-12A, Class AAR3, 5.51%, 1/15/2036 (b) (c)	4,570	4,576
Series 2020-12A, Class A2R3, 5.86%, 1/15/2036 (b) (c)	7,469	7,478
Series 2024-35A, Class A2, 6.00%, 1/15/2040 (b) (c)	4,000	4,021
Santander Drive Auto Receivables Trust
Series 2022-7, Class C, 6.69%, 3/17/2031	493	504
Series 2025-2, Class D, 5.47%, 5/15/2031	10,000	10,062
Series 2024-3, Class D, 5.97%, 10/15/2031	12,824	13,062
Series 2024-4, Class D, 5.32%, 12/15/2031	5,298	5,323
Series 2024-5, Class D, 5.14%, 2/17/2032	2,984	2,982
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (b)	2,354	2,313
Series 2022-1A, Class F, 6.00%, 7/20/2032 (b)	5,360	5,241
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.07%, 1/15/2032 (b) (c)	3,651	3,655
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (b)	1,266	1,263
Series 2021-2A, Class D, 3.23%, 9/20/2038 (b)	592	575
Series 2022-3A, Class D, 10.52%, 7/20/2039 (b)	2,569	2,678
Series 2022-2A, Class D, 9.22%, 6/20/2040 (b)	1,467	1,504
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (b) (k)	7,500	7,398
Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (b)	151,798	9,418
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (b)	2,565	2,608

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class C, 6.27%, 4/16/2031 (b) (c)	1,000	1,002
Series 2015-16A, Class B1RR, 5.96%, 10/15/2031 (b) (c)	8,224	8,231
Series 2019-21A, Class CR2, 6.01%, 7/15/2032 (b) (c)	13,500	13,362
Series 2020-23A, Class CR2, 6.01%, 1/15/2034 (b) (c)	8,000	7,964
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (b)	322	323
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.86%, 9/18/2042 (b) (c)	12,950	12,928
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	2,657	2,632
Series 2016-1, Class B, 3.65%, 1/7/2026	2,291	2,260
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (b)	1,875	163
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (b)	2,900	696
Series 2021-PT1, Class A, HB, 25.05%, 9/20/2027 ‡ (b) (c)	580	504
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (b)	3,500	802
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (b)	2,670	759
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (b)	2,830	1,010
Series 2021-PT2, Class A, HB, 22.57%, 11/20/2029 ‡ (b) (c)	1,058	900
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (b) (c)	1,176	1,035
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (b) (c)	453	395
Series 2022-PT2, Class A, HB, 20.19%, 2/20/2030 ‡ (b) (c)	1,321	1,321
Series 2022-PT1, Class A, HB, 23.49%, 2/20/2030 ‡ (b) (c)	1,384	1,384
Series 2022-PT3, Class A, HB, 20.38%, 4/20/2030 ‡ (b) (c)	1,148	1,138
Series 2022-PT4, Class A, 18.99%, 5/20/2030 ‡ (b) (c)	1,131	1,131
Upstart Securitization Trust
Series 2021-4, Class C, 3.19%, 9/20/2031 (b)	4,169	4,101
Series 2021-5, Class C, 4.15%, 11/20/2031 (b)	8,815	8,661
Series 2022-1, Class C, 5.71%, 3/20/2032 (b)	6,474	3,667
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	2,758	2,574
Series 2021-1A, Class D, 4.36%, 3/15/2027 (b)	10,392	363
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	412	410
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (b)	21,133	20,795
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,996	9,506
9.46%, 7/18/2027 ‡	20,000	19,080
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (k)	1,346	1,345
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (b) (k)	941	940
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 6.27%, 1/15/2035 (b) (c)	8,000	8,026
Westlake Automobile Receivables Trust
Series 2023-1A, Class D, 6.79%, 11/15/2028 (b)	438	447
Series 2023-3A, Class D, 6.47%, 3/15/2029 (b)	3,795	3,883
Series 2024-1A, Class D, 6.02%, 10/15/2029 (b)	2,304	2,338
Series 2024-3A, Class D, 5.21%, 4/15/2030 (b)	19,900	19,917
Total Asset-Backed Securities (Cost $2,427,630)		2,374,400
Collateralized Mortgage Obligations — 11.3%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.75%, 5/25/2036 (c)	767	665

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	15	15
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	10	11
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	14	11
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	40	32
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	248	219
Series 2005-J14, Class A3, 5.50%, 12/25/2035	206	124
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	457	215
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (c)	5,000	5,071
10.14%, 3/25/2031 ‡ (c)	7,500	7,735
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (b) (c)	8,000	7,636
Series 2019-5, Class B1, 3.96%, 10/25/2049 (b) (c)	2,470	2,283
Series 2019-6, Class B3, 5.98%, 11/25/2059 (b) (c)	1,250	1,088
Series 2020-1, Class B1, 3.76%, 12/25/2059 (b) (c)	1,550	1,386
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (b) (c)	1,000	942
Series 2019-4, Class B2, 5.66%, 7/26/2049 (b) (c)	4,700	4,441
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (b) (c)	1,000	897
Series 2019-2, Class A3, 3.80%, 4/25/2049 (b) (c)	272	263
Banc of America Funding Trust Series 2007-5, Class 4A1, 4.81%, 7/25/2037 (c)	588	405
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 6.09%, 8/25/2034 (c)	50	49
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (k)	62	54
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.84%, 4/25/2046 (c)	689	592
Citi Asset Receivables Trust I Series 2025-3, Class CERT, HB, 25.33%, 6/20/2031 ‡ (b)	71,731	74,163
CITI Asset Receivables Trust I Series 2025-2, Class CERT, HB, 24.76%, 5/20/2031 ‡ (b)	64,591	66,847
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	30	29
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	38	37
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (b) (k)	1,793	1,805
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 8.79%, 4/25/2031 (b) (c)	6,745	7,208
Series 2019-R04, Class 2B1, 9.69%, 6/25/2039 (b) (c)	9,265	9,612
Series 2019-R05, Class 1B1, 8.54%, 7/25/2039 (b) (c)	6,929	7,124
Series 2019-R06, Class 2B1, 8.19%, 9/25/2039 (b) (c)	24,447	25,066
Series 2019-R07, Class 1B1, 7.84%, 10/25/2039 (b) (c)	28,598	29,320
Series 2019-HRP1, Class B1, 13.69%, 11/25/2039 (b) (c)	17,955	19,465
Series 2020-R02, Class 2B1, 7.44%, 1/25/2040 (b) (c)	2,834	2,897
Series 2020-R01, Class 1B1, 7.69%, 1/25/2040 (b) (c)	10,860	11,149
Series 2021-R01, Class 1B1, 7.42%, 10/25/2041 (b) (c)	2,600	2,660
Series 2021-R03, Class 1B1, 7.07%, 12/25/2041 (b) (c)	6,000	6,120
Series 2023-R02, Class 1M2, 7.67%, 1/25/2043 (b) (c)	11,850	12,368
Series 2023-R02, Class 1B1, 9.87%, 1/25/2043 (b) (c)	7,600	8,279
Series 2023-R04, Class 1M2, 7.87%, 5/25/2043 (b) (c)	5,000	5,281
Series 2023-R04, Class 1B1, 9.67%, 5/25/2043 (b) (c)	4,000	4,360

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-R06, Class 1M2, 7.02%, 7/25/2043 (b) (c)	2,960	3,062
Series 2023-R07, Class 2M2, 7.57%, 9/25/2043 (b) (c)	1,682	1,753
Series 2023-R08, Class 1M2, 6.82%, 10/25/2043 (b) (c)	4,495	4,628
Series 2024-R02, Class 1M1, 5.42%, 2/25/2044 (b) (c)	2,561	2,559
Series 2024-R02, Class 1M2, 6.12%, 2/25/2044 (b) (c)	3,160	3,189
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 4.99%, 6/25/2035 (c)	156	104
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (k)	41	40
FARM Mortgage Trust Series 2021-1, Class B, 3.23%, 7/25/2051 (b) (c)	1,395	1,035
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (c)	17,184	11
Series 2021-2, Class BXS, 15.44%, 11/25/2060 (b) (c)	4,913	3,330
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.32%, 8/25/2033 (b) (c)	6,600	7,146
Series 2021-DNA2, Class B1, 7.72%, 8/25/2033 (b) (c)	18,555	20,595
Series 2021-HQA1, Class B2, 9.32%, 8/25/2033 (b) (c)	20,700	23,636
Series 2021-DNA2, Class B2, 10.32%, 8/25/2033 (b) (c)	19,500	23,655
Series 2021-DNA3, Class B2, 10.57%, 10/25/2033 (b) (c)	24,618	30,054
Series 2021-HQA2, Class B2, 9.77%, 12/25/2033 (b) (c)	24,250	28,307
Series 2021-DNA5, Class B2, 9.82%, 1/25/2034 (b) (c)	17,900	20,394
Series 2021-HQA3, Class B2, 10.57%, 9/25/2041 (b) (c)	3,125	3,263
Series 2021-DNA6, Class B2, 11.82%, 10/25/2041 (b) (c)	7,450	7,936
Series 2021-DNA7, Class B2, 12.12%, 11/25/2041 (b) (c)	5,050	5,411
Series 2022-DNA2, Class B2, 12.82%, 2/25/2042 (b) (c)	3,000	3,278
Series 2022-DNA3, Class M1B, 7.22%, 4/25/2042 (b) (c)	10,000	10,302
Series 2022-DNA3, Class B1, 9.97%, 4/25/2042 (b) (c)	6,250	6,691
Series 2022-DNA4, Class M1B, 7.67%, 5/25/2042 (b) (c)	4,000	4,157
Series 2022-DNA4, Class M2, 9.57%, 5/25/2042 (b) (c)	3,100	3,324
Series 2022-DNA5, Class M2, 11.07%, 6/25/2042 (b) (c)	12,000	13,251
Series 2022-HQA3, Class M1B, 7.87%, 8/25/2042 (b) (c)	5,000	5,242
Series 2023-DNA1, Class M1A, 6.42%, 3/25/2043 (b) (c)	1,243	1,260
Series 2023-DNA2, Class M1A, 6.42%, 4/25/2043 (b) (c)	4,899	4,988
Series 2023-DNA2, Class B1, 11.92%, 4/25/2043 (b) (c)	3,350	3,790
Series 2023-HQA2, Class M1B, 7.67%, 6/25/2043 (b) (c)	8,800	9,182
Series 2024-DNA1, Class M2, 6.27%, 2/25/2044 (b) (c)	8,500	8,617
Series 2020-DNA6, Class B2, 9.97%, 12/25/2050 (b) (c)	2,000	2,265
Series 2021-DNA1, Class B2, 9.07%, 1/25/2051 (b) (c)	9,000	9,910
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 8.14%, 12/25/2030 (b) (c)	1,000	1,071
Series 2018-DNA3, Class B1, 8.34%, 9/25/2048 (b) (c)	7,685	8,296
Series 2018-HQA2, Class B1, 8.69%, 10/25/2048 (b) (c)	3,935	4,185
Series 2019-DNA1, Class B2, 15.19%, 1/25/2049 (b) (c)	8,135	10,007
Series 2019-HQA2, Class B2, 15.69%, 4/25/2049 (b) (c)	3,500	4,280
Series 2019-DNA4, Class B2, 10.69%, 10/25/2049 (b) (c)	5,000	5,570
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.59%, 10/25/2029 (c)	11,000	11,793
Series 2017-DNA3, Class B1, 8.89%, 3/25/2030 (c)	15,800	16,929
Series 2018-HQA1, Class B1, 8.79%, 9/25/2030 (c)	34,415	37,265

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	590	13
Series 4149, IO, 3.00%, 1/15/2033	171	11
Series 4160, IO, 3.00%, 1/15/2033	552	37
Series 4212, Class MI, IO, 3.00%, 6/15/2033	781	68
Series 3145, Class GI, IF, IO, 2.15%, 4/15/2036 (c)	1,101	99
Series 4495, Class PI, IO, 4.00%, 9/15/2043	137	8
Series 4321, Class PI, IO, 4.50%, 1/15/2044	205	34
Series 4670, Class TI, IO, 4.50%, 1/15/2044	159	9
Series 4550, Class DI, IO, 4.00%, 3/15/2044	96	7
Series 4612, Class QI, IO, 3.50%, 5/15/2044	190	20
Series 4612, Class PI, IO, 3.50%, 6/15/2044	18	2
Series 4657, Class QI, IO, 4.00%, 9/15/2044	168	10
Series 4585, Class JI, IO, 4.00%, 5/15/2045	205	25
Series 4628, Class PI, IO, 4.00%, 7/15/2045	135	15
Series 4681, Class SD, IF, IO, 1.70%, 5/15/2047 (c)	332	39
Series 4694, Class SA, IF, IO, 1.65%, 6/15/2047 (c)	578	70
Series 4689, Class SD, IF, IO, 1.70%, 6/15/2047 (c)	480	55
Series 4746, Class SC, IF, IO, 1.70%, 1/15/2048 (c)	5,824	692
Series 5164, Class J, 2.50%, 5/25/2049	9,306	8,165
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,567	347
Series 4919, Class SH, IF, IO, 1.56%, 9/25/2049 (c)	8,551	883
Series 5011, Class MI, IO, 3.00%, 9/25/2050	29,776	4,844
Series 5052, Class EI, IO, 3.00%, 12/25/2050	24,857	4,192
Series 5072, Class BI, IO, 3.00%, 2/25/2051	31,342	5,300
Series 5143, Class PI, IO, 2.50%, 5/25/2051	2,601	312
Series 5143, Class Z, 2.50%, 5/25/2051	1,599	886
Series 5148, Class PI, IO, 2.50%, 10/25/2051	7,432	801
Series 5148, Class PZ, 2.50%, 10/25/2051	6,456	3,969
Series 5151, Class KZ, 2.50%, 10/25/2051	4,527	2,813
Series 5154, Class QI, IO, 2.50%, 10/25/2051	10,190	1,013
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,818	6,786
Series 5149, Class ZB, 3.00%, 10/25/2051	1,178	730
Series 5387, Class KB, 6.00%, 3/25/2054	9,907	10,305
Series 5413, Class KS, IF, IO, 1.53%, 5/25/2054 (c)	17,630	1,319
Series 5520, Class SD, IF, IO, 1.56%, 3/25/2055 (c)	76,761	5,418
Series 5520, Class SE, IF, IO, 1.56%, 3/25/2055 (c)	38,941	2,789
Series 5528, Class SA, IF, IO, 1.66%, 4/25/2055 (c)	89,243	6,070
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	35	1
Series 342, Class S7, IF, IO, 1.66%, 2/15/2045 (c)	5,863	615
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.94%, 9/25/2029 (c)	28,544	30,905
Series 2017-C03, Class 1B1, 9.29%, 10/25/2029 (c)	7,377	7,913
Series 2017-C05, Class 1B1, 8.04%, 1/25/2030 (c)	11,760	12,434
Series 2017-C06, Class 1B1, 8.59%, 2/25/2030 (c)	7,255	7,776
Series 2017-C06, Class 2B1, 8.89%, 2/25/2030 (c)	8,015	8,575
Series 2017-C07, Class 1B1, 8.44%, 5/25/2030 (c)	5,700	6,056

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-C03, Class 1B1, 8.19%, 10/25/2030 (c)	16,054	17,338
Series 2018-C04, Class 2B1, 8.94%, 12/25/2030 (c)	4,250	4,666
Series 2018-C05, Class 1B1, 8.69%, 1/25/2031 (c)	3,000	3,273
Series 2018-C06, Class 1B1, 8.19%, 3/25/2031 (c)	16,560	18,102
Series 2018-C06, Class 2B1, 8.54%, 3/25/2031 (c)	2,860	3,097
Series 2021-R02, Class 2M2, 6.32%, 11/25/2041 (b) (c)	14,400	14,481
Series 2021-R02, Class 2B1, 7.62%, 11/25/2041 (b) (c)	4,983	5,104
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	329	18
Series 2012-93, Class FS, IF, IO, 1.71%, 9/25/2032 (c)	1,360	120
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,168	97
Series 2003-76, Class SB, IF, IO, 2.61%, 8/25/2033 (c)	1,059	100
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	4,869	516
Series 2006-42, Class LI, IF, IO, 2.12%, 6/25/2036 (c)	893	95
Series 2011-79, Class SD, IF, IO, 1.46%, 8/25/2041 (c)	2,634	296
Series 2011-78, Class JS, IF, IO, 1.56%, 8/25/2041 (c)	1,319	111
Series 2012-133, Class HS, IF, IO, 1.71%, 12/25/2042 (c)	148	16
Series 2012-148, Class US, IF, 0.11%, 1/25/2043 (c)	1,016	818
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	217	26
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	234	39
Series 2016-56, Class ST, IF, IO, 1.56%, 8/25/2046 (c)	4,061	451
Series 2016-95, Class ES, IF, IO, 1.56%, 12/25/2046 (c)	1,287	146
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	254	40
Series 2017-6, Class SB, IF, IO, 1.61%, 2/25/2047 (c)	86	9
Series 2017-39, Class ST, IF, IO, 1.66%, 5/25/2047 (c)	1,038	117
Series 2017-90, Class SP, IF, IO, 1.71%, 11/25/2047 (c)	1,984	237
Series 2017-112, Class SC, IF, IO, 1.71%, 1/25/2048 (c)	2,605	301
Series 2021-86, Class T, 2.50%, 9/25/2048	15,381	13,526
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	716	138
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,259	274
Series 2019-37, Class CS, IF, IO, 1.61%, 7/25/2049 (c)	2,797	346
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	45,761	7,742
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	77,565	13,161
Series 2024-25, Class ZA, 6.00%, 9/25/2053	13,871	13,953
Series 2024-25, Class ZB, 5.50%, 3/25/2054	10,294	10,166
Series 2024-20, Class MS, IF, IO, 1.63%, 5/25/2054 (c)	25,537	1,949
Series 2024-58, Class BS, IF, IO, 1.53%, 8/25/2054 (c)	24,388	1,651
Series 2024-92, Class SH, IF, IO, 1.63%, 12/25/2054 (c)	19,564	1,496
Series 2025-7, Class SE, IF, IO, 1.53%, 2/25/2055 (c)	32,127	2,484
Series 2025-11, Class SB, IF, IO, 1.58%, 3/25/2055 (c)	32,438	2,635
Series 2025-24, Class SC, IF, IO, 1.61%, 4/25/2055 (c)	46,206	3,346
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	22	1
Series 421, Class C3, IO, 4.00%, 7/25/2030	120	6
G Mitt Frn Series 2023-EB, 9.38%, 6/27/2025 ‡ (b)	1,689	1,689
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (b) (c)	10,871	9,936
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (b) (c)	3,000	2,496

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	21	21
GNMA
Series 2013-182, Class MS, IF, IO, 1.70%, 12/20/2043 (c)	6,646	712
Series 2016-108, Class SN, IF, IO, 1.64%, 8/20/2046 (c)	9,359	1,222
Series 2016-108, Class SM, IF, IO, 1.66%, 8/20/2046 (c)	2,232	294
Series 2016-147, Class AS, IF, IO, 1.66%, 10/20/2046 (c)	4,130	543
Series 2017-36, Class SL, IF, IO, 1.76%, 3/16/2047 (c)	5,537	756
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	208	5
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	66	15
Series 2019-65, Class ST, IF, IO, 1.61%, 5/20/2049 (c)	7,988	786
Series 2019-86, Class ST, IF, IO, 1.66%, 7/20/2049 (c)	4,165	388
Series 2019-120, Class DS, IF, IO, 1.61%, 9/20/2049 (c)	7,257	870
Series 2019-132, Class SK, IF, IO, 1.61%, 10/20/2049 (c)	6,114	658
Series 2020-86, Class TS, IF, IO, 1.16%, 6/20/2050 (c)	9,498	1,174
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	141,547	21,079
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	70,082	10,318
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	17,225	2,681
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	14,931	2,559
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	49,187	7,696
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	57,711	9,033
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,897	3,095
Series 2021-162, Class Z, 2.50%, 9/20/2051	5,023	3,199
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	5,014	2,974
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	18,408	2,909
Series 2023-102, Class BG, 5.50%, 7/20/2053	2,519	2,490
Series 2024-30, Class SC, IF, IO, 2.12%, 2/20/2054 (c)	21,405	1,888
Series 2024-27, Class GB, 5.00%, 2/20/2054	2,000	1,873
Series 2024-110, Class SC, IF, IO, 1.67%, 7/20/2054 (c)	21,492	1,742
Series 2024-112, Class SA, IF, IO, 2.27%, 7/20/2054 (c)	19,435	1,500
Series 2024-110, Class AS, IF, IO, 2.32%, 7/20/2054 (c)	19,259	1,898
Series 2024-126, Class HS, IF, IO, 1.62%, 8/20/2054 (c)	21,527	1,546
Series 2024-126, Class JS, IF, IO, 1.62%, 8/20/2054 (c)	80,107	4,323
Series 2024-127, Class SE, IF, IO, 1.67%, 8/20/2054 (c)	26,211	1,767
Series 2024-126, Class AS, IF, IO, 2.32%, 8/20/2054 (c)	20,709	1,575
Series 2024-128, Class SA, IF, IO, 2.32%, 8/20/2054 (c)	32,689	2,771
Series 2024-151, Class JS, IF, IO, 2.28%, 9/20/2054 (c)	21,451	2,124
Series 2024-159, Class AS, IF, IO, 1.77%, 10/20/2054 (c)	17,376	1,478
Series 2024-190, Class CS, IF, IO, 1.67%, 11/20/2054 (c)	23,875	1,792
Series 2024-204, Class SB, IF, IO, 1.68%, 12/20/2054 (c)	34,403	2,598
Series 2025-1, Class SV, IF, IO, 1.57%, 1/20/2055 (c)	45,031	2,343
Series 2025-7, Class SG, IF, IO, 1.62%, 1/20/2055 (c)	89,021	6,183
Series 2025-7, Class QS, IF, IO, 2.12%, 1/20/2055 (c)	20,654	1,919
Series 2025-1, Class SL, IF, IO, 2.27%, 1/20/2055 (c)	23,255	2,175
Series 2025-7, Class SL, IF, IO, 2.27%, 1/20/2055 (c)	26,514	1,944
Series 2025-23, Class SE, IF, IO, 1.62%, 2/20/2055 (c)	31,663	2,193
Series 2025-23, Class SL, IF, IO, 1.62%, 2/20/2055 (c)	58,032	4,150
Series 2025-30, Class SC, IF, IO, 2.22%, 2/20/2055 (c)	51,016	4,345
Series 2025-51, Class SH, IF, IO, 1.62%, 3/20/2055 (c)	64,903	4,795

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
1.00%, 11/16/2063 (c)	85,000	5,950
Series 2015-H13, Class GI, IO, 1.51%, 4/20/2065 (c)	342	9
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	9	9
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (b) (c)	156	17
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 5.29%, 9/25/2035 (c)	71	68
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.80%, 1/25/2047 (c)	5,304	4,851
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.82%, 10/25/2034 (b) (c)	12,500	13,022
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (b) (k)	23,720	23,816
Impac CMB Trust Series 2005-1, Class 1A2, 5.06%, 4/25/2035 (c)	99	95
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.83%, 9/25/2037 (c)	11,162	6,903
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (k)	876	855
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	25	25
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	10,985	4,812
Lhome Mortgage Trust Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (c)	4,000	4,005
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (b) (k)	13,039	13,040
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (b) (k)	2,750	2,761
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (b) (k)	10,000	10,071
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (b) (k)	2,925	2,947
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (b) (k)	3,825	3,863
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (b) (k)	13,810	13,955
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (b) (k)	4,329	4,334
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (b) (k)	2,673	2,677
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (b) (k)	9,582	9,525
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (b) (k)	4,975	4,977
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.92%, 8/25/2033 (c)	21	11
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	20	20
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 6.80%, 8/25/2033 (c)	23	22
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (b) (k)	18,890	18,918
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (k)	17,450	17,461
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (b) (c)	6,341	201
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (b) (c)	15,829	681
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (b) (c)	3,042	2,640
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (b) (k)	30,576	30,279
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (b) (k)	3,000	2,977
OBX Trust
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (b) (k)	4,501	4,551
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (b) (k)	2,544	2,561
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (b) (k)	4,785	4,805
PMT Loan Trust Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (b) (c)	18,900	18,966
PRET LLC
Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 (b) (k)	8,607	8,578
Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (b) (k)	20,700	20,765
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 ‡ (b) (k)	7,181	7,220
PRPM LLC
Series 2020-4, Class A2, 9.19%, 10/25/2025 (b) (k)	8,047	8,020

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2024-1, Class A1, 6.96%, 2/25/2029 (b) (k)	5,822	5,825
Series 2024-2, Class A1, 7.03%, 3/25/2029 (b) (k)	5,481	5,482
Series 2024-5, Class A1, 5.69%, 9/25/2029 (b) (k)	2,029	2,026
Series 2024-7, Class A1, 5.87%, 11/25/2029 (b) (k)	5,333	5,326
Series 2024-8, Class A2, 8.84%, 12/25/2029 (b) (k)	2,000	1,991
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (b) (k)	5,599	5,383
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	23	23
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.07%, 9/25/2032 (b) (c)	8,725	9,094
RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (b) (k)	18,636	18,527
STACR Trust Series 2018-HRP2, Class B1, 8.64%, 2/25/2047 (b) (c)	2,825	3,051
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	1,150	928
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 6.04%, 10/25/2037 (c)	1,494	1,335
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 5.29%, 5/25/2047 (c)	12,274	9,796
Toorak Mortgage Trust Series 2024-2, Class A1, 6.33%, 10/25/2031 (b) (k)	9,500	9,462
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (k)	1,030	1,008
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	30,000	25,082
Verus Securitization Trust
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (b) (c)	7,606	7,339
Series 2020-1, Class M1, 3.02%, 1/25/2060 (b) (c)	1,990	1,874
Series 2022-4, Class A1, 4.47%, 4/25/2067 (b) (k)	733	729
Series 2023-1, Class A1, 5.85%, 12/25/2067 (b) (k)	903	901
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (k)	5,428	5,434
Series 2023-4, Class A1, 5.81%, 5/25/2068 (b) (k)	4,760	4,757
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (b) (c)	820	723
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	29	29
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 6.22%, 8/25/2033 (c)	62	61
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	38	38
Series 2005-AR7, Class A3, 6.20%, 8/25/2035 (c)	40	41
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 5.35%, 10/25/2046 (c)	1,914	1,638
Total Collateralized Mortgage Obligations (Cost $1,548,939)		1,546,296
Foreign Government Securities — 3.2%
Arab Republic of Egypt
7.50%, 1/31/2027 (i)	1,000	1,008
7.60%, 3/1/2029 (i)	6,200	6,080
8.63%, 2/4/2030 (b)	1,459	1,450
8.63%, 2/4/2030 (i)	2,700	2,684
7.63%, 5/29/2032 (i)	4,000	3,591
9.45%, 2/4/2033 (b)	1,990	1,928
7.30%, 9/30/2033 (i)	1,100	937
8.50%, 1/31/2047 (i)	2,300	1,759
8.70%, 3/1/2049 (i)	2,100	1,630
8.88%, 5/29/2050 (i)	1,700	1,339
Benin Government Bond 7.96%, 2/13/2038 (b)	6,660	6,069
Commonwealth of the Bahamas
6.00%, 11/21/2028 (i)	3,600	3,481

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
8.95%, 10/15/2032 (i)	1,500	1,560
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (b)	1,020	950
3.10%, 1/15/2030 (b) (k)	311	270
3.35%, 3/15/2033 (b) (k)	610	473
3.60%, 6/15/2035 (b) (k)	7,012	4,741
3.60%, 5/15/2036 (b) (k)	286	222
3.60%, 2/15/2038 (b) (k)	571	446
Dominican Republic Government Bond
7.05%, 2/3/2031 (b)	1,230	1,276
6.00%, 2/22/2033 (b)	753	736
6.00%, 2/22/2033 (i)	8,400	8,213
6.95%, 3/15/2037 (b)	1,300	1,304
6.40%, 6/5/2049 (i)	1,600	1,464
5.88%, 1/30/2060 (b)	11,450	9,423
5.88%, 1/30/2060 (i)	13,200	10,864
Federal Republic of Nigeria
6.50%, 11/28/2027 (i)	5,400	5,230
6.13%, 9/28/2028 (b)	6,347	5,885
7.14%, 2/23/2030 (i)	16,000	14,720
7.70%, 2/23/2038 (i)	4,700	3,836
Federative Republic of Brazil 7.13%, 5/13/2054	2,605	2,412
Hashemite Kingdom of Jordan
7.75%, 1/15/2028 (i)	1,000	1,026
5.85%, 7/7/2030 (i)	8,800	8,228
7.38%, 10/10/2047 (i)	9,200	7,926
Islamic Republic of Pakistan
8.25%, 9/30/2025 (i)	3,100	3,091
6.00%, 4/8/2026 (b)	15,085	14,696
6.88%, 12/5/2027 (i)	2,000	1,856
7.38%, 4/8/2031 (b)	5,013	4,268
8.88%, 4/8/2051 (i)	2,500	1,958
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (b)	2,870	3,054
Kingdom of Bahrain 5.45%, 9/16/2032 (b)	8,389	7,760
Kingdom of Morocco 6.50%, 9/8/2033 (i)	900	931
Republic of Angola
8.25%, 5/9/2028 (i)	3,200	2,878
8.00%, 11/26/2029 (b)	3,620	3,091
8.00%, 11/26/2029 (i)	11,400	9,736
8.75%, 4/14/2032 (b)	5,266	4,333
8.75%, 4/14/2032 (i)	800	658
Republic of Armenia 3.60%, 2/2/2031 (b)	2,760	2,342
Republic of Colombia
8.00%, 4/20/2033	2,010	2,061
7.50%, 2/2/2034	860	853
8.75%, 11/14/2053	4,568	4,456
Republic of Costa Rica
6.13%, 2/19/2031 (i)	4,200	4,297

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.55%, 4/3/2034 (b)	3,300	3,391
7.00%, 4/4/2044 (i)	1,000	1,014
7.30%, 11/13/2054 (b)	4,403	4,500
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (i)	7,067	7,017
7.63%, 1/30/2033 (i)	1,700	1,638
6.13%, 6/15/2033 (i)	16,300	14,461
8.08%, 4/1/2036 (b)	10,750	10,132
8.25%, 1/30/2037 (b)	1,488	1,397
Republic of Ecuador
6.90%, 7/31/2030 (i) (k)	4,300	3,333
5.50%, 7/31/2035 (i) (k)	6,000	3,726
5.00%, 7/31/2040 (i) (k)	4,800	2,578
Republic of El Salvador
8.63%, 2/28/2029 (i)	4,669	4,823
0.25%, 4/17/2030 (b)	6,200	112
9.25%, 4/17/2030 (b)	9,300	9,719
7.63%, 2/1/2041 (i)	2,900	2,604
7.12%, 1/20/2050 (i)	4,400	3,571
9.65%, 11/21/2054 (b)	7,327	7,309
Republic of Ghana
0.0%, 7/3/2026 (b)	305	295
5.00%, 7/3/2029 (b) (k)	7,928	7,215
0.0%, 1/3/2030 (b)	650	527
5.00%, 7/3/2035 (b) (k)	4,426	3,265
Republic of Guatemala
6.60%, 6/13/2036 (b)	1,420	1,423
4.65%, 10/7/2041 (b)	1,400	1,088
Republic of Honduras
6.25%, 1/19/2027 (i)	3,000	2,979
8.63%, 11/27/2034 (b)	3,660	3,710
Republic of Iraq 5.80%, 1/15/2028 (i)	5,775	5,670
Republic of Kenya
7.25%, 2/28/2028 (i)	3,200	3,095
9.75%, 2/16/2031 (b)	3,666	3,658
9.75%, 2/16/2031 (i)	2,200	2,195
8.00%, 5/22/2032 (i)	3,500	3,186
9.50%, 3/5/2036 (b)	8,350	7,615
Republic of Montenegro 7.25%, 3/12/2031 (b)	5,923	6,072
Republic of Namibia 5.25%, 10/29/2025 (i)	4,900	4,859
Republic of Panama
6.40%, 2/14/2035	1,800	1,698
7.88%, 3/1/2057	2,000	1,946
Republic of Paraguay, 6.10%, 8/11/2044 (i)	14,075	13,147
Republic of Rwanda 5.50%, 8/9/2031 (b)	8,000	6,730
Republic of Senegal
7.75%, 6/10/2031 (i)	9,000	7,234
6.25%, 5/23/2033 (i)	16,000	11,470

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Serbia
6.50%, 9/26/2033 (b)	3,400	3,509
6.00%, 6/12/2034 (i)	1,300	1,288
Republic of South Africa
7.10%, 11/19/2036 (b)	3,478	3,367
5.00%, 10/12/2046	5,100	3,430
5.75%, 9/30/2049	7,406	5,351
7.95%, 11/19/2054 (b)	4,489	4,121
Republic of Turkiye (The)
9.38%, 3/14/2029	2,000	2,165
7.13%, 2/12/2032	1,600	1,566
9.38%, 1/19/2033	1,741	1,919
7.63%, 5/15/2034	6,763	6,754
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (b)	1,494	1,569
6.95%, 5/25/2032 (b)	2,000	1,981
Republic of Zambia
5.75%, 6/30/2033 (i) (k)	799	717
5.75%, 6/30/2033 (b) (k)	1,759	1,578
Romania Government Bond 7.50%, 2/10/2037 (b)	1,464	1,470
State of Mongolia
6.63%, 2/25/2030 (b)	1,600	1,556
4.45%, 7/7/2031 (b)	5,600	4,816
Sultanate of Oman Government Bond
6.75%, 1/17/2048 (i)	6,300	6,327
7.00%, 1/25/2051 (i)	6,200	6,382
Suriname Government International Bond 7.95%, 7/15/2033 (d) (i)	3,091	2,875
Total Foreign Government Securities (Cost $469,353)		438,623
Loan Assignments — 1.4% (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031 (h)	848	848
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 1/31/2031 (h)	3,642	3,622
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028 (h)	1,925	1,925
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 8/4/2031 (h)	5,597	5,566
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 3/28/2031 (h)	2,985	2,976
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 2/10/2032 (h)	6,790	6,756
		15,298
Chemicals — 0.1%
Venator Materials LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 14.26%, 1/16/2026 (h)	1,422	1,408
(3-MONTH CME TERM SOFR + 2.00%), 14.32%, 10/12/2028 (h)	2,326	1,890

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Chemicals — continued
Venator Materials LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 7/16/2026 (h)	1,420	1,405
WR Grace Holdings LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 9/22/2028 (h)	3,357	3,344
		8,047
Commercial Services & Supplies — 0.1%
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.76%, 6/21/2028 (h)	3,242	3,237
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 11/19/2031 (h)	3,062	3,054
		6,291
Consumer Staples Distribution & Retail — 0.1%
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (h)	2,887	2,283
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 11.50%), 15.91%, 6/30/2026 ‡ (h)	3,291	3,291
Moran Foods LLC, 1st Lien Term Loan (12-MONTH CME TERM SOFR + 8.50%), 12.70%, 1/2/2029 ‡ (h)	292	292
Moran Foods LLC, 1st Lien Term Loan A (12-MONTH CME TERM SOFR + 2.50%), 6.28%, 1/2/2029 ‡ (h)	334	334
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡ (h)	74	35
		6,235
Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.48%, 4/1/2032 (h) (m)	1	2
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 4/1/2032 (h) (m)	2,516	2,495
		2,497
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 10/16/2031 (h)	1,840	1,846
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 1/30/2031 (h) (m)	4,076	4,034
		5,880
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 3/2/2027 (h)	2,393	2,390
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 9/19/2031 (h)	1,000	1,004
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/2/2031 (h)	5,132	5,039
		6,043
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031 (h)	2,400	2,402
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 7/21/2028 (h)	3,969	3,969
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031 (h)	8,593	8,549
		12,518
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.43%, 11/8/2027 (h)	61	61
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.58%, 10/23/2028 (h)	6,723	6,715
		6,776

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.83%, 11/15/2028 (h)	4,006	4,005
Insurance — 0.1%
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.77%, 6/20/2030 (h)	7,187	7,185
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 2/3/2031 (h)	3,981	3,981
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028 (h)	2,928	2,809
(1-MONTH CME TERM SOFR + 4.25%), 8.58%, 12/31/2031 (h)	1,982	1,802
		8,592
Leisure Products — 0.1%
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 1/31/2025 ‡ (c) (j)	37	—
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 7.83%, 8/26/2031 (h) (m)	7,338	7,283
		7,283
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 4/5/2029 (h)	3,200	3,208
Terex Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 10/8/2031 (h)	2,800	2,801
		6,009
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.83%, 1/18/2028 (h)	3,441	3,393
DIRECTV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 9.54%, 8/2/2027 (h)	336	337
		3,730
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.26%, 10/15/2031 (h)	3,359	3,366
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.52%, 4/20/2028 (h)	2,455	2,426
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.05%, 8/13/2029 (h) (m)	3,753	3,646
		6,072
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.59%, 10/8/2030 (h) (m)	4,535	4,297
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.17%, 8/2/2027 (h)	1,348	1,346
		5,643
Professional Services — 0.1%
First Advantage Holdings LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/31/2031 (h)	4,458	4,452
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/27/2031 (h)	2,736	2,730
		7,182
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (h)	2,786	2,748
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/15/2029 (h) (m)	6,590	6,558
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.83%, 11/25/2031 (h)	4,936	4,946
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029 (h)	2,786	2,475
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.21%, 11/13/2031 (h)	4,675	4,669

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Software — continued
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.58%, 11/28/2028 (h)	4,544	4,548
UKG, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.33%, 2/10/2031 (h)	6,555	6,565
		29,761
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 6.50%), 10.73%, 12/18/2026 (h)	12	8
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028 (h)	4,150	3,837
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 2/11/2028 (h)	6,309	6,278
Queen MergerCo, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.28%, 4/30/2032 (h)	848	850
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.58%, 10/19/2029 (h)	2,393	2,366
		13,339
Total Loan Assignments (Cost $187,605)		185,687
Municipal Bonds — 0.4% (n)
California — 0.1%
California Housing Finance Agency Series 2021-2, Class X, Rev., FHLMC COLL, 0.83%, 3/25/2035 (c)	61,723	2,532
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	9,900	9,590
Los Angeles Community College District, Election of 2008 Series 2010E, GO, 6.75%, 8/1/2049	100	110
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	249
Regents of the University of California, Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	268
University of California, Taxable Limited Project Series 2015J, Rev., 4.13%, 5/15/2045	100	86
Total California		12,835
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.00%, 1/15/2045	175	151
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	247
Nevada — 0.1%
State of Nevada Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	13,400	12,780
New York — 0.2%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024 CL A, Rev., 5.46%, 12/15/2031	26,666	27,140
Series 2024 CL B, Rev., 6.03%, 12/15/2031	3,200	3,262
Total New York		30,402
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	142
Washington — 0.0% ^
Washington State Housing Finance Commission Series 2021-1, Class X, Rev., 0.73%, 12/20/2035 (c)	89,217	3,521
Total Municipal Bonds (Cost $59,758)		60,078

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 0.2%
Aerospace & Defense — 0.0% ^
Incora Top Holdco LLC ‡ *	3	70
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	9,333,314	9
NMG Parent LLC ‡ *	—	—
		9
Chemicals — 0.0% ^
Venator Materials plc ‡ *	7	1,309
Distributors — 0.0% ^
Incora Intermediate II LLC ‡ *	81	1,619
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	5	171
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity ‡ *	1	14
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	6
iHeartMedia, Inc., Class A *	2	3
		9
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	20	3,843
Pharmaceuticals — 0.1%
Endo GUC Trust ‡ *	10	5
Endo, Inc. *	143	3,007
Mallinckrodt plc (Luxembourg) ‡ *	65	5,574
		8,586
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ * (o)	—	— (p)
Rite Aid ‡ *	11	—
		—
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	147	5,989
Total Common Stocks (Cost $18,087)		21,619
	PRINCIPAL AMOUNT ($000)
Supranational — 0.0% ^
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (b) (h) (Cost $4,815)	4,800	4,752
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	18

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Electric Utilities — 0.0% ^
SCE Trust VI 5.00%, 7/5/2025 ($25 par value) (q)	199	3,388
Total Preferred Stocks (Cost $4,678)		3,406
	NO. OF CONTRACTS
Options Purchased — 0.0% ^
Put Options Purchased — 0.0% ^
Foreign Exchange USD/CNH
7/15/2025 at USD 7.00
Notional Amount: USD 638,005
Counterparty: Exchange-Traded * (Cost $1,442)	638,005,000	610
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Audacy, Inc.
expiring 12/31/2049, price 1.00 USD ‡ *	12	87
expiring 9/30/2028, price 1.00 USD ‡ *	1	—
Total Warrants (Cost $2,508)		87
	SHARES (000)
Short-Term Investments — 4.9%
Investment Companies — 4.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (r) (s) (Cost $671,161)	671,026	671,161
Total Investments — 119.1% (Cost $16,602,947)		16,282,254
Liabilities in Excess of Other Assets — (19.1)%		(2,612,234)
NET ASSETS — 100.0%		13,670,020

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CNH	China Renminbi
COLL	Collateral

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $43,793 or 0.32% of the Fund’s net assets as of May 31, 2025.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2025.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(j)	Defaulted security.
(k)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Value is zero.
(q)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2025.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of May 31, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 6/25/2055 (a)	(132,900)	(108,224)
TBA, 3.50%, 6/25/2055 (a)	(131,900)	(116,899)
TBA, 4.00%, 6/25/2055 (a)	(237,200)	(217,292)
TBA, 5.00%, 6/25/2055 (a)	(270,200)	(261,515)
TBA, 6.00%, 6/25/2055 (a)	(65,000)	(65,634)
GNMA II, Single Family, 30 Year
TBA, 3.50%, 6/15/2055 (a)	(341,200)	(303,516)
TBA, 4.00%, 6/15/2055 (a)	(766,300)	(701,617)
TBA, 4.50%, 6/15/2055 (a)	(135,000)	(127,345)
(Proceeds received of $1,910,790)		(1,902,042)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	4,708	09/19/2025	USD	522,147	5,580
U.S. Treasury 10 Year Ultra Note	6,327	09/19/2025	USD	713,765	8,922
U.S. Treasury Long Bond	22	09/19/2025	USD	2,489	67
U.S. Treasury Ultra Bond	53	09/19/2025	USD	6,165	163
U.S. Treasury 2 Year Note	5,054	09/30/2025	USD	1,048,784	1,660
U.S. Treasury 5 Year Note	8,351	09/30/2025	USD	904,387	5,346
					21,738
Short Contracts
U.S. Treasury 10 Year Ultra Note	(6,424)	09/19/2025	USD	(724,708)	(8,891)
U.S. Treasury Long Bond	(2,362)	09/19/2025	USD	(267,201)	(5,529)
U.S. Treasury Ultra Bond	(1,335)	09/19/2025	USD	(155,277)	(3,569)
U.S. Treasury 5 Year Note	(313)	09/30/2025	USD	(33,897)	(203)
					(18,192)
					3,546

Abbreviations
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	11,432,657	USD	79,098	BNP Paribas	6/16/2025	469
Total unrealized appreciation						469
JPY	38,061,640	USD	266,735	Standard Chartered Bank	6/16/2025	(1,839)
Total unrealized depreciation						(1,839)
Net unrealized depreciation						(1,370)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.43	USD39,851	202	(838)	(636)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.45	USD31,878	200	(773)	(573)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.45	USD31,878	85	(658)	(573)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.45	USD15,942	26	(312)	(286)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.45	USD7,971	21	(164)	(143)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.45	USD15,935	51	(337)	(286)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.45	USD7,721	62	(201)	(139)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.45	USD44,000	225	(1,016)	(791)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.45	USD4,770	31	(117)	(86)
							903	(4,416)	(3,513)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citigorup Global Markets, Inc.	11/18/2054	10.86	USD5,000	(246)	(405)	(651)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	10.86	USD12,500	(588)	(1,040)	(1,628)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	10.86	USD10,000	(419)	(884)	(1,303)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	10.86	USD20,000	(707)	(1,898)	(2,605)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	10.86	USD15,000	(470)	(1,484)	(1,954)
CMBX.NA.BBB-.12	3.00	Monthly	Citigorup Global Markets, Inc.	08/17/2061	9.69	USD7,500	(590)	(770)	(1,360)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.69	USD5,000	(222)	(685)	(907)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.69	USD2,500	(111)	(342)	(453)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.69	USD12,500	(334)	(1,932)	(2,266)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.69	USD12,500	(125)	(2,141)	(2,266)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.69	USD5,500	(59)	(938)	(997)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.69	USD8,017	(86)	(1,368)	(1,454)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	9.69	USD12,500	(53)	(2,213)	(2,266)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	57.00	USD2,500	(261)	(191)	(452)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	57.00	USD10,000	(867)	(942)	(1,809)
CMBX.NA.BBB-.9	3.00	Monthly	Citigorup Global Markets, Inc.	09/17/2058	57.00	USD8,000	(584)	(863)	(1,447)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	57.00	USD12,500	(1,707)	(553)	(2,260)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	57.00	USD7,500	(779)	(577)	(1,356)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	57.00	USD7,500	(783)	(573)	(1,356)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	57.00	USD5,000	(452)	(452)	(904)
							(9,443)	(20,251)	(29,694)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2025 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 227,610	(13,204)	(3,115)	(16,319)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 227,611	(13,060)	(3,259)	(16,319)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.51	USD 541,918	(32,060)	(6,795)	(38,855)
						(58,324)	(13,169)	(71,493)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2025 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	903	(3,513)
OTC Credit default swap contracts outstanding - sell protection	(9,443)	(29,694)
Total OTC swap contracts outstanding	(8,540)	(33,207)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,930,780	$443,620	$2,374,400
Collateralized Mortgage Obligations	—	1,383,562	162,734	1,546,296
Commercial Mortgage-Backed Securities	—	3,151,537	129,413	3,280,950
Common Stocks
Aerospace & Defense	—	—	70	70
Broadline Retail	—	—	9	9
Chemicals	—	—	1,309	1,309
Distributors	—	—	1,619	1,619
Diversified Telecommunication Services	171	—	—	171
Health Care Equipment & Supplies	—	—	14	14
Media	9	—	—	9
Oil, Gas & Consumable Fuels	3,843	—	—	3,843
Pharmaceuticals	3,007	—	5,579	8,586
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	5,989	5,989
Total Common Stocks	7,030	—	14,589	21,619
Corporate Bonds
Aerospace & Defense	—	51,796	1,361	53,157
Automobile Components	—	109,089	—	109,089
Automobiles	—	977	—	977
Banks	—	71,900	—	71,900
Beverages	—	8,729	—	8,729
Biotechnology	—	5,781	—	5,781
Broadline Retail	—	16,836	—	16,836
Building Products	—	80,143	—	80,143
Capital Markets	—	8,704	—	8,704
Chemicals	—	120,902	—	120,902
Commercial Services & Supplies	—	101,507	—	101,507
Communications Equipment	—	11,511	—	11,511
Construction & Engineering	—	18,198	—	18,198
Construction Materials	—	1,570	—	1,570
Consumer Finance	—	48,065	—	48,065
Consumer Staples Distribution & Retail	—	46,498	— (a)	46,498
Containers & Packaging	—	53,992	—	53,992
Distributors	—	2,502	—	2,502
Diversified Consumer Services	—	13,565	—	13,565
Diversified Telecommunication Services	—	246,332	—	246,332
Electric Utilities	—	79,311	—	79,311
Electrical Equipment	—	12,713	—	12,713
Electronic Equipment, Instruments & Components	—	26,460	—	26,460
Energy Equipment & Services	—	21,053	—	21,053
Entertainment	—	36,783	—	36,783

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$44,578	$8,795	$53,373
Food Products	—	29,488	—	29,488
Gas Utilities	—	4,326	—	4,326
Ground Transportation	—	70,736	1,259	71,995
Health Care Equipment & Supplies	—	46,212	—	46,212
Health Care Providers & Services	—	117,610	—	117,610
Health Care Technology	—	9,078	—	9,078
Hotel & Resort REITs	—	24,150	—	24,150
Hotels, Restaurants & Leisure	—	169,198	—	169,198
Household Durables	—	31,483	—	31,483
Household Products	—	26,973	—	26,973
Independent Power and Renewable Electricity Producers	—	11,817	—	11,817
Interactive Media & Services	—	2,253	—	2,253
IT Services	—	3,844	13,000	16,844
Leisure Products	—	4,104	—	4,104
Machinery	—	19,629	—	19,629
Marine Transportation	—	5,335	—	5,335
Media	—	283,653	—	283,653
Metals & Mining	—	38,995	—	38,995
Mortgage Real Estate Investment Trusts (REITs)	—	93,515	—	93,515
Multi-Utilities	—	2,544	—	2,544
Oil, Gas & Consumable Fuels	—	452,382	—	452,382
Passenger Airlines	—	34,048	—	34,048
Personal Care Products	—	25,505	—	25,505
Pharmaceuticals	—	76,589	— (a)	76,589
Professional Services	—	—	1,650	1,650
Real Estate Management & Development	—	2,620	—	2,620
Semiconductors & Semiconductor Equipment	—	35,405	—	35,405
Software	—	40,680	—	40,680
Specialized REITs	—	10,347	—	10,347
Specialty Retail	—	80,981	— (a)	80,981
Technology Hardware, Storage & Peripherals	—	22,858	—	22,858
Tobacco	—	1,282	—	1,282
Trading Companies & Distributors	—	63,763	—	63,763
Transportation Infrastructure	—	4,004	—	4,004
Wireless Telecommunication Services	—	16,264	—	16,264
Total Corporate Bonds	—	3,101,166	26,065	3,127,231
Foreign Government Securities	—	438,623	—	438,623
Loan Assignments
Aerospace & Defense	—	848	—	848
Automobile Components	—	3,622	—	3,622
Beverages	—	1,925	—	1,925
Building Products	—	15,298	—	15,298
Chemicals	—	8,047	—	8,047
Commercial Services & Supplies	—	6,291	—	6,291
Consumer Staples Distribution & Retail	—	—	6,235	6,235
Containers & Packaging	—	2,497	—	2,497

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Consumer Services	$—	$5,880	$—	$5,880
Electrical Equipment	—	2,390	—	2,390
Electronic Equipment, Instruments & Components	—	6,043	—	6,043
Financial Services	—	2,402	—	2,402
Ground Transportation	—	12,518	—	12,518
Health Care Equipment & Supplies	—	6,776	—	6,776
Health Care Providers & Services	—	4,005	—	4,005
Insurance	—	7,185	—	7,185
IT Services	—	8,592	—	8,592
Leisure Products	—	7,283	— (a)	7,283
Machinery	—	6,009	—	6,009
Media	—	3,730	—	3,730
Oil, Gas & Consumable Fuels	—	3,366	—	3,366
Passenger Airlines	—	6,072	—	6,072
Pharmaceuticals	—	5,643	—	5,643
Professional Services	—	7,182	—	7,182
Semiconductors & Semiconductor Equipment	—	2,748	—	2,748
Software	—	29,761	—	29,761
Specialty Retail	—	13,339	—	13,339
Total Loan Assignments	—	179,452	6,235	185,687
Mortgage-Backed Securities	—	4,526,293	41,061	4,567,354
Municipal Bonds	—	60,078	—	60,078
Options Purchased
Put Options Purchased	—	610	—	610
Preferred Stocks
Broadline Retail	—	—	18	18
Electric Utilities	3,388	—	—	3,388
Total Preferred Stocks	3,388	—	18	3,406
Supranational	—	4,752	—	4,752
Warrants	—	—	87	87
Short-Term Investments
Investment Companies	671,161	—	—	671,161
Total Investments in Securities	$681,579	$14,776,853	$823,822	$16,282,254
Liabilities
TBA Short Commitment	$—	$(1,902,042)	$—	$(1,902,042)
Total Liabilities in Securities Sold Short	$—	$(1,902,042)	$—	$(1,902,042)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$469	$—	$469
Futures Contracts	21,738	—	—	21,738
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,839)	$—	$(1,839)
Futures Contracts	(18,192)	—	—	(18,192)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	$—	$(37,836)	$—	$(37,836)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$3,546	$(39,206)	$—	$(35,660)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2025
Investments in Securities:
Asset-Backed Securities	$278,971	$(45)	$214	$(148)	$216,761	$(52,133)	$—	$—	$—	$443,620
Collateralized Mortgage Obligations	38,802	—	83	(10)	148,192	(11,395)	—	(14,627)	1,689	162,734
Commercial Mortgage-Backed Securities	104,618	— (b)	675	147	32,646	(25,148)	24,056	—	(7,581)	129,413
Common Stocks	14,139	—	(3,432)	—	3,882	—	—	—	—	14,589
Corporate Bonds	6,555	(3,372)	4,667	134	24,580	(4,810)	—	—	(1,689)	26,065
Loan Assignments	6,184	— (b)	(40)	26	70	(5)	—	—	—	6,235
Mortgage-Backed Securities	23,800	—	(6)	—	10,488	(802)	—	—	7,581	41,061
Preferred Stocks	18	—	— (b)	—	—	—	—	—	—	18
Warrants	101	— (b)	(14)	—	—	—	—	—	—	87
Total	$473,188	$(3,417)	$2,147	$149	$436,619	$(94,293)	$24,056	$(14,627)	$—	$823,822

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities, Corporate Bonds, Collateralized Mortgage Obligations and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2025, which were valued using significant unobservable inputs (level 3) amounted to $(3,929).
There were no significant transfers into or out of level 3 for the period ended May 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$33,452	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.77% - 18.52% (6.40%)

Asset-Backed Securities	33,452
	- (b )	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	- (b )

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	9	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)

Common Stocks	9
	3,952	Terms of Exchange Offer	Expected Recovery	1.00% - 100.00% (99.52%)
	2,283	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	6,235
Total	$39,696

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2025, the value of these investments was $784,126. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.

Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Common Stocks	11/28/2018	$7	$— (a)	0.0%

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.29% (a) (b)	$27,613	$2,471,412	$1,827,818	$(40)	$(6)	$671,161	671,026	$4,455	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.